UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual report to shareholders, including five funds, for the period ended June 30, 2023:

MULTIMANAGER LIFESTYLE PORTFOLIOS:

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Balanced Portfolio

Multimanager Lifestyle Conservative Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Moderate Portfolio

Semiannual report
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
June 30, 2023

A message to shareholders
Dear shareholder,
The global equity and fixed-income markets performed very well in the first half of 2023, as many of the worries that had weighed on sentiment throughout 2022 began to dissipate. Inflation showed signs of cooling, allowing central banks to slow their pace of monetary tightening, and fostering hopes that they could be near the end of the current rate-hiking cycle. Although higher rates dampened economic activity and corporate earnings, both consistently came in ahead of depressed expectations.
These factors helped offset periodic worries about geopolitical developments and instability in the U.S. banking sector, leading to robust gains for financial assets. In equities, the rally was led by the same mega-cap U.S. technology stocks that had propelled the markets higher in the previous upswing in 2020-2021. The value style and the emerging markets underperformed, however, causing the average stock to lag the return of the major indexes. Bonds also benefited from the improving sentiment regarding inflation and interest rates, fueling gains across most segments of the fixed-income market.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifestyle Portfolios

2	Multimanager Lifestyle Portfolios at a glance
5	Portfolio summary
8	Your expenses
11	Portfolios’ investments
17	Financial statements
22	Financial highlights
32	Notes to financial statements
53	Evaluation of advisory and subadvisory agreements by the Board of Trustees
59	Statement regarding liquidity risk management
60	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	1

Multimanager Lifestyle Portfolios at a glance
PORTFOLIO ALLOCATION AS OF 6/30/2023 (% of net assets)

2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2023 (%)

Multimanager Lifestyle Aggressive Portfolio
Multimanager Lifestyle Growth Portfolio
Multimanager Lifestyle Balanced Portfolio
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2023 (%)

Multimanager Lifestyle Moderate Portfolio
Multimanager Lifestyle Conservative Portfolio
The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index.
The Morningstar U.S. Aggressive Target Allocation Index seeks 92.5% exposure to global equity markets.
The Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets.
The Morningstar U.S. Moderate Target Allocation Index seeks 60% exposure to global equity markets.
The Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets.
The Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reﬂects reinvested distributions and the beneﬁcial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will ﬂuctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios’ objectives, risks, and strategy, see the portfolios’ prospectuses.
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
Multimanager Lifestyle Aggressive Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	98.8
Equity	89.1
U.S. large cap	30.7
International equity	25.3
U.S. mid cap	12.6
U.S. small cap	8.2
Emerging-market equity	7.7
Large blend	3.7
Sector equity	0.9
Fixed income	2.0
Intermediate bond	1.3
Emerging-market debt	0.5
High yield bond	0.2
Alternative and specialty	7.7
Sector equity	7.0
Absolute return	0.7
U.S. Government	1.2
Multimanager Lifestyle Growth Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	96.1
Equity	74.5
U.S. large cap	26.2
International equity	21.7
U.S. mid cap	10.3
U.S. small cap	6.4
Emerging-market equity	6.0
Large blend	3.1
Sector equity	0.8
Fixed income	15.3
Intermediate bond	6.6
Multi-sector bond	2.8
Emerging-market debt	1.9
High yield bond	1.5
Short-term bond	1.4
Bank loan	1.1
Alternative and specialty	6.3
Sector equity	5.8
Absolute return	0.5
U.S. Government	3.9
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

Multimanager Lifestyle Balanced Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	92.5
Equity	55.8
U.S. large cap	18.7
International equity	16.8
U.S. mid cap	7.4
U.S. small cap	4.6
Emerging-market equity	4.1
Large blend	3.5
Sector equity	0.7
Fixed income	30.9
Intermediate bond	12.1
Multi-sector bond	6.4
Short-term bond	3.6
Emerging-market debt	3.5
High yield bond	3.0
Bank loan	2.3
Alternative and specialty	5.8
Sector equity	4.5
Absolute return	0.8
Multi-asset income	0.5
U.S. Government	7.5
Multimanager Lifestyle Moderate Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	92.3
Equity	37.8
U.S. large cap	13.4
International equity	12.9
U.S. mid cap	4.7
U.S. small cap	2.5
Large blend	2.2
Emerging-market equity	2.1
Fixed income	49.5
Intermediate bond	22.9
Multi-sector bond	7.6
Short-term bond	6.0
Emerging-market debt	5.1
High yield bond	4.5
Bank loan	3.4
Alternative and specialty	5.0
Sector equity	2.0
Multi-asset income	1.5
Absolute return	1.0
Infrastructure	0.5
U.S. Government	7.7
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Conservative Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.4
Equity	18.3
International equity	6.9
U.S. large cap	4.6
U.S. mid cap	2.5
U.S. small cap	1.9
Large blend	1.4
Emerging-market equity	1.0
Fixed income	69.3
Intermediate bond	34.1
Multi-sector bond	9.0
Short-term bond	8.9
Emerging-market debt	6.9
High yield bond	5.9
Bank loan	4.5
Alternative and specialty	3.8
Multi-asset income	2.0
Infrastructure	1.8
U.S. Government	8.6
Notes about risk
The portfolios are subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,103.40	$2.66	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class C	Actual expenses/actual returns	1,000.00	1,099.70	6.35	1.22%
	Hypothetical example	1,000.00	1,018.70	6.11	1.22%
Class I	Actual expenses/actual returns	1,000.00	1,104.70	1.10	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class R2	Actual expenses/actual returns	1,000.00	1,102.80	3.18	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Class R4	Actual expenses/actual returns	1,000.00	1,105.00	1.83	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Class R5	Actual expenses/actual returns	1,000.00	1,104.60	0.83	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,105.60	0.57	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class 1	Actual expenses/actual returns	1,000.00	1,105.00	0.78	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
8	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio[2]
Multimanager Lifestyle Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,092.70	$2.80	0.54%
	Hypothetical example	1,000.00	1,022.10	2.71	0.54%
Class C	Actual expenses/actual returns	1,000.00	1,089.30	6.42	1.24%
	Hypothetical example	1,000.00	1,018.60	6.21	1.24%
Class I	Actual expenses/actual returns	1,000.00	1,095.30	1.25	0.24%
	Hypothetical example	1,000.00	1,023.60	1.20	0.24%
Class R2	Actual expenses/actual returns	1,000.00	1,093.00	3.22	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Class R4	Actual expenses/actual returns	1,000.00	1,094.70	1.97	0.38%
	Hypothetical example	1,000.00	1,022.90	1.91	0.38%
Class R5	Actual expenses/actual returns	1,000.00	1,095.20	0.94	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Class R6	Actual expenses/actual returns	1,000.00	1,095.20	0.68	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class 1	Actual expenses/actual returns	1,000.00	1,095.20	0.94	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Class 5	Actual expenses/actual returns	1,000.00	1,095.40	0.68	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Multimanager Lifestyle Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,078.80	$2.89	0.56%
	Hypothetical example	1,000.00	1,022.00	2.81	0.56%
Class C	Actual expenses/actual returns	1,000.00	1,074.30	6.53	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%
Class I	Actual expenses/actual returns	1,000.00	1,080.30	1.34	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R2	Actual expenses/actual returns	1,000.00	1,078.20	3.30	0.64%
	Hypothetical example	1,000.00	1,021.60	3.21	0.64%
Class R4	Actual expenses/actual returns	1,000.00	1,079.00	2.11	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class R5	Actual expenses/actual returns	1,000.00	1,079.80	1.08	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class R6	Actual expenses/actual returns	1,000.00	1,079.90	0.83	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class 1	Actual expenses/actual returns	1,000.00	1,080.70	1.03	0.20%
	Hypothetical example	1,000.00	1,023.80	1.00	0.20%
Class 5	Actual expenses/actual returns	1,000.00	1,080.80	0.77	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	9

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio[2]
Multimanager Lifestyle Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,060.60	$2.96	0.58%
	Hypothetical example	1,000.00	1,021.90	2.91	0.58%
Class C	Actual expenses/actual returns	1,000.00	1,057.50	6.58	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Class I	Actual expenses/actual returns	1,000.00	1,062.80	1.43	0.28%
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%
Class R2	Actual expenses/actual returns	1,000.00	1,060.40	3.47	0.68%
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%
Class R4	Actual expenses/actual returns	1,000.00	1,061.20	2.15	0.42%
	Hypothetical example	1,000.00	1,022.70	2.11	0.42%
Class R5	Actual expenses/actual returns	1,000.00	1,063.00	1.18	0.23%
	Hypothetical example	1,000.00	1,023.70	1.15	0.23%
Class R6	Actual expenses/actual returns	1,000.00	1,063.40	0.92	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Class 1	Actual expenses/actual returns	1,000.00	1,063.00	1.13	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Class 5	Actual expenses/actual returns	1,000.00	1,062.50	0.87	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Multimanager Lifestyle Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,041.90	$3.09	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Class C	Actual expenses/actual returns	1,000.00	1,038.30	6.62	1.31%
	Hypothetical example	1,000.00	1,018.30	6.56	1.31%
Class I	Actual expenses/actual returns	1,000.00	1,043.50	1.57	0.31%
	Hypothetical example	1,000.00	1,023.30	1.56	0.31%
Class R2	Actual expenses/actual returns	1,000.00	1,041.70	3.39	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class R4	Actual expenses/actual returns	1,000.00	1,042.80	2.33	0.46%
	Hypothetical example	1,000.00	1,022.50	2.31	0.46%
Class R5	Actual expenses/actual returns	1,000.00	1,043.80	1.32	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,044.10	1.06	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class 1	Actual expenses/actual returns	1,000.00	1,043.80	1.27	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
10	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 6-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.8%
Equity - 89.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	3,758,247	$167,655,389
Capital Appreciation, Class NAV, JHF II (Jennison)	6,635,626	86,727,631
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	9,261,247	82,980,774
Disciplined Value, Class NAV, JHF III (Boston Partners)	6,985,982	152,364,259
Disciplined Value International, Class NAV, JHIT (Boston Partners)	12,071,818	177,214,289
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	19,764,683	179,068,032
Equity Income, Class NAV, JHF II (T. Rowe Price)	12,506,058	232,987,870
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,071,765	28,341,740
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,686,155	236,319,397
Global Equity, Class NAV, JHF II (MIM US) (B)	3,690,482	42,735,785
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	5,342,808	63,312,275
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,432,016	65,928,159
International Growth, Class NAV, JHF III (Wellington)	3,615,888	88,733,900
International Small Company, Class NAV, JHF II (DFA)	8,517,173	85,597,588
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,546,268	268,049,461
Mid Cap Growth, Class NAV, JHIT (Wellington)	11,635,187	165,685,057
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,196,379	229,697,409
Multifactor Emerging Markets ETF, JHETF (DFA)	2,525,920	62,466,002
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,879,284	119,292,363
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	4,742,086	65,772,739
Small Cap Value, Class NAV, JHF II (Wellington)	4,112,859	71,563,748
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,381,695	117,007,021
Fixed income - 2.0%
Core Bond, Class NAV, JHF II (Allspring Investments)	3,758,711	41,082,715
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,131,613	15,560,776
High Yield, Class NAV, JHBT (MIM US) (B)	2,638,914	7,758,407
Alternative and specialty - 7.7%
Diversified Macro, Class NAV, JHIT (Graham)	2,509,908	23,216,647
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	13,853,485	155,159,034
Health Sciences, Class NAV, JHF II (T. Rowe Price)	7,758,327	38,170,970
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	11

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price)	15,046,488	$24,375,310

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,613,600,032)		$3,094,824,747
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	79,717
Real estate - 0.0%
New World Development Company, Ltd.	73	167

TOTAL COMMON STOCKS (Cost $91,719)		$79,884
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 3.648%, 11/15/2052	$18,287,200	6,284,614
U.S. Treasury STRIPS, PO, 3.769%, 08/15/2051	35,169,400	12,236,154
U.S. Treasury STRIPS, PO, 3.826%, 05/15/2050	33,055,900	11,874,755
U.S. Treasury STRIPS, PO, 3.893%, 11/15/2048	18,067,800	6,758,384

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $43,846,719)		$37,153,907
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (F)(G)	105,689	1,056,344

TOTAL SHORT-TERM INVESTMENTS (Cost $1,056,344)		$1,056,344
Total investments (Cost $2,658,594,814) - 100.0%		$3,133,114,882
Other assets and liabilities, net - (0.0%)		(1,044,927)
TOTAL NET ASSETS - 100.0%		$3,132,069,955
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 6-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.1%
Equity - 74.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	8,367,770	$373,286,237
Capital Appreciation, Class NAV, JHF II (Jennison)	16,787,813	219,416,710
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	40,092,651	359,230,153
Disciplined Value, Class NAV, JHF III (Boston Partners)	16,320,505	355,950,209
Disciplined Value International, Class NAV, JHIT (Boston Partners)	26,420,572	387,853,999
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	36,546,909	331,114,996
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	28,670,520	$534,131,791
Financial Industries, Class NAV, JHIT II (MIM US) (B)	5,141,478	70,335,421
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	8,645,457	98,385,300
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,663,408	427,191,077
Global Equity, Class NAV, JHF II (MIM US) (B)	13,992,901	162,037,798
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	11,461,308	135,816,497
International Dynamic Growth, Class NAV, JHIT (Axiom)	11,500,120	117,876,233
International Growth, Class NAV, JHF III (Wellington)	7,257,522	178,099,585
International Small Company, Class NAV, JHF II (DFA)	18,359,660	184,514,586
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	64,141,249	602,286,325
Mid Cap Growth, Class NAV, JHIT (Wellington)	25,777,568	367,072,562
Mid Value, Class NAV, JHF II (T. Rowe Price)	32,149,424	520,177,682
Multifactor Emerging Markets ETF, JHETF (DFA)	7,798,895	192,866,673
Small Cap Core, Class NAV, JHIT (MIM US) (B)	18,293,296	276,960,506
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	9,066,610	125,753,882
Small Cap Value, Class NAV, JHF II (Wellington)	8,356,770	145,407,794
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	28,714,022	271,347,509
Fixed income - 15.3%
Bond, Class NAV, JHSB (MIM US) (B)	42,601,029	572,131,819
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	22,953,359	167,559,521
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,845,285	97,367,258
High Yield, Class NAV, JHBT (MIM US) (B)	43,167,959	126,913,799
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,801,021	117,385,363
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	24,328,188	238,172,958
Alternative and specialty - 6.3%
Diversified Macro, Class NAV, JHIT (Graham)	4,610,857	42,650,428
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	31,289,580	350,443,295
Health Sciences, Class NAV, JHF II (T. Rowe Price)	19,337,733	95,141,647
Science & Technology, Class NAV, JHF II (T. Rowe Price)	37,367,998	60,536,156

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,296,533,811)		$8,305,415,769
12	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	$181,109
Real estate - 0.0%
New World Development Company, Ltd.	214	493

TOTAL COMMON STOCKS (Cost $212,393)		$181,602
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.9%
U.S. Government - 3.9%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$13,225,457	12,828,952
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	37,051,191	35,245,669
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	23,921,337	22,429,291
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	48,370,812	44,767,565
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	13,182,235	12,753,812
U.S. Treasury STRIPS, PO, 3.648%, 11/15/2052	104,630,800	35,957,618
U.S. Treasury STRIPS, PO, 3.769%, 08/15/2051	201,252,600	70,019,900
U.S. Treasury STRIPS, PO, 3.826%, 05/15/2050	189,177,700	67,958,786
U.S. Treasury STRIPS, PO, 3.893%, 11/15/2048	103,445,200	38,694,372

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $393,713,918)		$340,655,965
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (F)(G)	157,042	1,569,605

TOTAL SHORT-TERM INVESTMENTS (Cost $1,569,605)		$1,569,605
Total investments (Cost $7,692,029,727) - 100.0%		$8,647,822,941
Other assets and liabilities, net - (0.0%)		(1,705,720)
TOTAL NET ASSETS - 100.0%		$8,646,117,221
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 6-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.5%
Equity - 55.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,130,194	$228,857,971
Capital Appreciation, Class NAV, JHF II (Jennison)	9,087,924	118,779,170
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	39,229,679	351,497,923
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	9,816,063	$214,088,342
Disciplined Value International, Class NAV, JHIT (Boston Partners)	20,111,856	295,242,043
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,541,396	195,165,051
Equity Income, Class NAV, JHF II (T. Rowe Price)	17,102,527	318,620,071
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,089,944	55,950,435
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	6,883,464	78,333,823
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,759,086	240,995,010
Global Equity, Class NAV, JHF II (MIM US) (B)	14,049,510	162,693,324
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,780,497	40,035,466
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	5,084,961	60,256,787
International Dynamic Growth, Class NAV, JHIT (Axiom)	8,643,540	88,596,288
International Growth, Class NAV, JHF III (Wellington)	5,673,876	139,236,907
International Small Company, Class NAV, JHF II (DFA)	9,041,584	90,867,918
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	39,752,148	373,272,674
Mid Cap Growth, Class NAV, JHIT (Wellington)	16,313,904	232,309,999
Mid Value, Class NAV, JHF II (T. Rowe Price)	21,736,140	351,690,745
Multifactor Emerging Markets ETF, JHETF (DFA)	5,150,005	127,359,624
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,871,993	179,741,978
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	5,796,003	80,390,565
Small Cap Value, Class NAV, JHF II (Wellington)	6,105,504	106,235,762
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	29,504,783	278,820,202
Fixed income - 30.9%
Bond, Class NAV, JHSB (MIM US) (B)	53,503,643	718,553,931
Core Bond, Class NAV, JHF II (Allspring Investments)	21,618,562	236,290,887
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	37,939,768	276,960,309
Floating Rate Income, Class NAV, JHF II (Bain Capital)	23,542,210	178,449,951
High Yield, Class NAV, JHBT (MIM US) (B)	80,016,481	235,248,454
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	31,307,114	287,086,239
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	51,909,617	508,195,154
Alternative and specialty - 5.8%
Diversified Macro, Class NAV, JHIT (Graham)	6,390,130	59,108,706
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	13

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	21,363,657	$239,272,960
Health Sciences, Class NAV, JHF II (T. Rowe Price)	13,953,774	68,652,566
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,416,244	39,481,223
Science & Technology, Class NAV, JHF II (T. Rowe Price)	31,064,075	50,323,801

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,720,624,298)		$7,306,662,259
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	112,224
Real estate - 0.0%
New World Development Company, Ltd.	212	488

TOTAL COMMON STOCKS (Cost $136,611)		$112,712
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$26,735,645	25,934,098
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	74,902,053	71,252,041
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	48,362,900	45,346,358
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	97,777,319	90,493,672
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	26,653,170	25,786,942
U.S. Treasury STRIPS, PO, 3.648%, 11/15/2052	162,524,200	55,853,374
U.S. Treasury STRIPS, PO, 3.769%, 08/15/2051	312,633,900	108,771,733
U.S. Treasury STRIPS, PO, 3.826%, 05/15/2050	293,867,000	105,566,589
U.S. Treasury STRIPS, PO, 3.893%, 11/15/2048	160,695,100	60,109,082

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $694,214,458)		$589,113,889
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (F)(G)	52,482	524,545

TOTAL SHORT-TERM INVESTMENTS (Cost $524,545)		$524,545
Total investments (Cost $7,415,499,912) - 100.0%		$7,896,413,405
Other assets and liabilities, net - (0.0%)		(324,916)
TOTAL NET ASSETS - 100.0%		$7,896,088,489
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 6-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.3%
Equity - 37.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	850,983	$37,962,364
Capital Appreciation, Class NAV, JHF II (Jennison)	1,543,049	20,167,652
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,145,826	99,866,601
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,981,745	43,221,852
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,731,065	54,772,033
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,549,593	23,099,316
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,349,300	62,397,457
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,325,652	26,465,918
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	726,652	46,585,633
Global Equity, Class NAV, JHF II (MIM US) (B)	4,428,130	51,277,743
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,669,769	17,682,856
International Growth, Class NAV, JHF III (Wellington)	1,921,916	47,163,815
International Small Company, Class NAV, JHF II (DFA)	1,961,160	19,709,660
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,789,291	82,531,445
Mid Cap Growth, Class NAV, JHIT (Wellington)	3,486,485	49,647,546
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,782,569	61,201,961
Multifactor Emerging Markets ETF, JHETF (DFA)	989,418	24,468,307
Small Cap Core, Class NAV, JHIT (MIM US) (B)	873,526	13,225,184
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,564,305	21,696,908
Small Cap Value, Class NAV, JHF II (Wellington)	1,331,380	23,166,013
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,480,167	51,787,580
Fixed income - 49.5%
Bond, Class NAV, JHSB (MIM US) (B)	22,010,887	295,606,218
Core Bond, Class NAV, JHF II (Allspring Investments)	21,439,629	234,335,141
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,164,318	117,999,519
Floating Rate Income, Class NAV, JHF II (Bain Capital)	10,390,915	78,763,136
High Yield, Class NAV, JHBT (MIM US) (B)	35,430,530	104,165,760
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	15,230,440	139,663,130
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	18,072,680	176,931,538
14	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 5.0%
Diversified Macro, Class NAV, JHIT (Graham)	2,522,259	$23,330,895
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,140,692	46,375,753
Infrastructure, Class NAV, JHIT (Wellington)	896,895	11,516,134
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,907,090	34,929,382

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,119,944,215)		$2,141,714,450
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	18,820
Real estate - 0.0%
New World Development Company, Ltd.	63	146

TOTAL COMMON STOCKS (Cost $24,351)		$18,966
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$11,843,960	11,488,873
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	33,184,118	31,567,040
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	21,427,541	20,091,040
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	43,313,841	40,087,298
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	11,803,450	11,419,838
U.S. Treasury STRIPS, PO, 3.648%, 11/15/2052	31,948,700	10,979,551
U.S. Treasury STRIPS, PO, 3.769%, 08/15/2051	61,461,700	21,383,784
U.S. Treasury STRIPS, PO, 3.826%, 05/15/2050	57,774,700	20,754,552
U.S. Treasury STRIPS, PO, 3.893%, 11/15/2048	31,595,100	11,818,359

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $205,689,871)		$179,590,335
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (F)(G)	19,318	193,084

TOTAL SHORT-TERM INVESTMENTS (Cost $193,084)		$193,084
Total investments (Cost $2,325,851,521) - 100.0%		$2,321,516,835
Other assets and liabilities, net - (0.0%)		(86,754)
TOTAL NET ASSETS - 100.0%		$2,321,430,081
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 6-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.4%
Equity - 18.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	300,850	$13,420,916
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,223,799	37,845,237
Disciplined Value, Class NAV, JHF III (Boston Partners)	449,487	9,803,306
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,324,910	19,449,683
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,034,322	18,430,960
Equity Income, Class NAV, JHF II (T. Rowe Price)	823,012	15,332,721
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	892,232	10,153,600
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	143,778	9,217,623
Global Equity, Class NAV, JHF II (MIM US) (B)	1,506,540	17,445,731
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,133,117	11,999,709
International Growth, Class NAV, JHF III (Wellington)	645,176	15,832,616
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,100,332	47,892,120
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,433,327	20,410,583
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,527,205	24,710,171
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,251,281	17,355,272
Small Cap Value, Class NAV, JHF II (Wellington)	1,050,930	18,286,186
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,780,288	26,273,720
Fixed income - 69.3%
Bond, Class NAV, JHSB (MIM US) (B)	25,288,244	339,621,115
Core Bond, Class NAV, JHF II (Allspring Investments)	25,862,510	282,677,232
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	17,199,162	125,553,885
Floating Rate Income, Class NAV, JHF II (Bain Capital)	10,903,770	82,650,579
High Yield, Class NAV, JHBT (MIM US) (B)	36,717,970	107,950,832
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	17,673,011	162,061,509
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	16,790,565	164,379,634
Alternative and specialty - 3.8%
Infrastructure, Class NAV, JHIT (Wellington)	2,497,567	32,068,762
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,110,405	36,747,023

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,765,838,026)		$1,667,570,725
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	15

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Real estate - 0.0%
New World Development Company, Ltd.	56	$129

TOTAL COMMON STOCKS (Cost $0)		$129
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%
U.S. Government - 8.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$16,167,542	15,682,833
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	45,294,848	43,087,609
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	29,249,193	27,424,831
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	59,125,337	54,720,961
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	16,112,013	15,588,373

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $170,610,057)		$156,504,607
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (F)(G)	2,720	27,188

TOTAL SHORT-TERM INVESTMENTS (Cost $27,189)		$27,188
Total investments (Cost $1,936,475,272) - 100.0%		$1,824,102,649
Other assets and liabilities, net - (0.0%)		(140,039)
TOTAL NET ASSETS - 100.0%		$1,823,962,610
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 6-30-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
16	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 6-30-23 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$37,233,791	$340,837,567	$589,226,601	$179,609,301	$156,504,736
Affiliated investments, at value	3,095,881,091	8,306,985,374	7,307,186,804	2,141,907,534	1,667,597,913
Total investments, at value	3,133,114,882	8,647,822,941	7,896,413,405	2,321,516,835	1,824,102,649
Dividends and interest receivable	79,250	5,414,664	9,206,889	3,917,496	4,267,014
Receivable for fund shares sold	208,554	2,160,325	1,187,834	417,890	1,187,899
Receivable for investments sold	7,805,604	17,898,984	29,504,515	7,038,249	8,506,071
Receivable from affiliates	146	482	482	183	178
Other assets	191,262	437,975	416,115	160,551	142,042
Total assets	3,141,399,698	8,673,735,371	7,936,729,240	2,333,051,204	1,838,205,853
Liabilities
Distributions payable	—	—	94,690	169,297	311,432
Payable for investments purchased	1,190,076	6,934,742	9,830,522	4,037,545	4,168,022
Payable for fund shares repurchased	7,902,836	20,037,458	30,107,242	7,198,104	9,576,150
Payable to affiliates
Accounting and legal services fees	100,446	278,851	255,188	75,762	59,926
Transfer agent fees	55,860	182,965	181,297	69,400	67,106
Distribution and service fees	2,828	5,567	4,967	2,159	1,343
Other liabilities and accrued expenses	77,697	178,567	166,845	68,856	59,264
Total liabilities	9,329,743	27,618,150	40,640,751	11,621,123	14,243,243
Net assets	$3,132,069,955	$8,646,117,221	$7,896,088,489	$2,321,430,081	$1,823,962,610
Net assets consist of
Paid-in capital	$2,627,368,438	$7,674,657,706	$7,539,488,826	$2,375,836,207	$2,012,345,629
Total distributable earnings (loss)	504,701,517	971,459,515	356,599,663	(54,406,126)	(188,383,019)
Net assets	$3,132,069,955	$8,646,117,221	$7,896,088,489	$2,321,430,081	$1,823,962,610
Unaffiliated investments, at cost	$43,938,438	$393,926,311	$694,351,069	$205,714,222	$170,610,057
Affiliated investments, at cost	2,614,656,376	7,298,103,416	6,721,148,843	2,120,137,299	1,765,865,215
Total investments, at cost	2,658,594,814	7,692,029,727	7,415,499,912	2,325,851,521	1,936,475,272
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$545,778,084	$1,796,798,043	$1,794,396,895	$675,747,254	$657,970,229
Shares outstanding	41,565,076	138,623,375	143,718,168	58,056,120	58,276,826
Net asset value and redemption price per share	$13.13	$12.96	$12.49	$11.64	$11.29
Class C1
Net assets	$35,301,093	$101,864,304	$75,064,775	$34,359,096	$26,722,904
Shares outstanding	2,689,016	7,876,656	6,015,148	2,932,369	2,366,023
Net asset value, offering price and redemption price per share	$13.13	$12.93	$12.48	$11.72	$11.29
Class I
Net assets	$8,011,820	$30,646,507	$32,089,014	$14,381,075	$13,144,433
Shares outstanding	612,308	2,381,384	2,594,215	1,246,372	1,166,599
Net asset value, offering price and redemption price per share	$13.08	$12.87	$12.37	$11.54	$11.27
Class R2
Net assets	$12,729,712	$26,073,790	$20,071,406	$7,880,430	$6,601,652
Shares outstanding	981,080	2,035,988	1,621,367	679,775	585,842
Net asset value, offering price and redemption price per share	$12.98	$12.81	$12.38	$11.59	$11.27
Class R4
Net assets	$1,374,149	$3,266,133	$5,105,013	$1,109,774	$1,440,828
Shares outstanding	105,322	252,273	410,217	96,072	127,983
Net asset value, offering price and redemption price per share	$13.05	$12.95	$12.44	$11.55	$11.26
Class R5
Net assets	$3,875,116	$6,316,517	$12,857,282	$12,116,304	$1,647,935
Shares outstanding	295,778	485,814	1,030,829	1,049,167	146,327
Net asset value, offering price and redemption price per share	$13.10	$13.00	$12.47	$11.55	$11.26
Class R6
Net assets	$60,741,155	$130,518,484	$121,785,758	$31,936,666	$20,595,449
Shares outstanding	4,639,909	10,124,259	9,853,433	2,772,746	1,829,736
Net asset value, offering price and redemption price per share	$13.09	$12.89	$12.36	$11.52	$11.26
Class 1
Net assets	$2,464,258,826	$6,188,389,296	$5,678,974,334	$1,487,642,377	$1,095,839,180
Shares outstanding	188,773,754	480,104,398	459,577,120	128,837,781	97,331,825
Net asset value, offering price and redemption price per share	$13.05	$12.89	$12.36	$11.55	$11.26
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	17

STATEMENTS OF ASSETS AND LIABILITIES 6-30-23 (unaudited)

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$362,244,147	$155,744,012	$56,257,105	—
Shares outstanding	—	28,158,404	12,595,400	4,883,402	—
Net asset value, offering price and redemption price per share	—	$12.86	$12.37	$11.52	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$13.75	$13.57	$13.08	$12.19	$11.82

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
18	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 6-30-23 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$4,275,399	$39,473,945	$63,975,286	$28,965,459	$31,188,417
Interest	514,993	6,159,704	11,562,097	3,658,700	3,331,291
Dividends from unaffiliated investments	46,758	106,730	68,888	12,409	1,143
Total investment income	4,837,150	45,740,379	75,606,271	32,636,568	34,520,851
Expenses
Investment management fees	3,528,463	10,240,177	9,580,008	2,728,170	2,327,167
Distribution and service fees	1,608,680	4,737,218	4,528,703	1,592,305	1,437,179
Accounting and legal services fees	281,716	784,190	723,584	214,377	171,527
Transfer agent fees	334,456	1,093,265	1,095,274	422,424	409,458
Trustees’ fees	37,190	103,646	96,058	28,574	22,951
Custodian fees	15,705	16,981	16,931	16,952	16,417
State registration fees	54,538	60,576	60,619	56,763	61,562
Printing and postage	21,570	47,117	42,776	21,894	20,440
Professional fees	47,453	93,115	88,626	41,817	38,064
Other	38,571	92,000	92,106	35,558	28,445
Total expenses	5,968,342	17,268,285	16,324,685	5,158,834	4,533,210
Less expense reductions	(2,449,978)	(6,119,086)	(4,827,106)	(1,177,801)	(874,380)
Net expenses	3,518,364	11,149,199	11,497,579	3,981,033	3,658,830
Net investment income	1,318,786	34,591,180	64,108,692	28,655,535	30,862,021
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(4,171,757)	(32,792,073)	(60,704,624)	(14,958,289)	(7,105,045)
Affiliated investments	(50,901,480)	(135,957,861)	(93,557,576)	(24,878,744)	(22,709,668)
	(55,073,237)	(168,749,934)	(154,262,200)	(39,837,033)	(29,814,713)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,424,050	39,308,660	74,203,377	17,113,821	5,928,400
Affiliated investments	353,279,106	864,581,769	616,661,329	134,008,569	71,277,153
	358,703,156	903,890,429	690,864,706	151,122,390	77,205,553
Net realized and unrealized gain	303,629,919	735,140,495	536,602,506	111,285,357	47,390,840
Increase in net assets from operations	$304,948,705	$769,731,675	$600,711,198	$139,940,892	$78,252,861
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	19

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$1,318,786	$30,123,724	$34,591,180	$137,263,637	$64,108,692	$188,546,204
Net realized gain (loss)	(55,073,237)	130,874,800	(168,749,934)	304,534,782	(154,262,200)	160,535,134
Change in net unrealized appreciation (depreciation)	358,703,156	(891,895,408)	903,890,429	(2,336,879,080)	690,864,706	(1,978,277,290)
Increase (decrease) in net assets resulting from operations	304,948,705	(730,896,884)	769,731,675	(1,895,080,661)	600,711,198	(1,629,195,952)
Distributions to shareholders
From earnings
Class A	—	(69,571,808)	—	(209,996,492)	(11,157,929)	(187,187,690)
Class C	—	(4,731,421)	—	(12,784,564)	(217,451)	(8,863,566)
Class I	—	(1,171,382)	—	(3,749,197)	(245,978)	(3,533,561)
Class R2	—	(1,569,900)	—	(3,039,207)	(119,262)	(2,174,958)
Class R4	—	(433,103)	—	(426,460)	(35,331)	(629,169)
Class R5	—	(444,936)	—	(776,098)	(106,400)	(1,569,099)
Class R6	—	(7,487,350)	—	(15,068,406)	(984,323)	(13,228,803)
Class 1	—	(326,375,925)	—	(763,300,655)	(45,704,361)	(621,510,935)
Class 5	—	—	—	(43,240,110)	(1,276,628)	(16,439,729)
Total distributions	—	(411,785,825)	—	(1,052,381,189)	(59,847,663)	(855,137,510)
Portfolio share transactions
From portfolio share transactions	(141,419,471)	114,503,870	(428,920,132)	103,313,567	(359,542,875)	(180,083,065)
Total increase (decrease)	163,529,234	(1,028,178,839)	340,811,543	(2,844,148,283)	181,320,660	(2,664,416,527)
Net assets
Beginning of period	2,968,540,721	3,996,719,560	8,305,305,678	11,149,453,961	7,714,767,829	10,379,184,356
End of period	$3,132,069,955	$2,968,540,721	$8,646,117,221	$8,305,305,678	$7,896,088,489	$7,714,767,829
20	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$28,655,535	$72,244,795	$30,862,021	$71,213,161
Net realized gain (loss)	(39,837,033)	17,779,004	(29,814,713)	(25,438,687)
Change in net unrealized appreciation (depreciation)	151,122,390	(497,715,002)	77,205,553	(325,359,708)
Increase (decrease) in net assets resulting from operations	139,940,892	(407,691,203)	78,252,861	(279,585,234)
Distributions to shareholders
From earnings
Class A	(7,089,574)	(56,121,442)	(9,929,563)	(41,984,919)
Class C	(247,470)	(3,095,981)	(320,941)	(1,872,647)
Class I	(181,727)	(1,294,589)	(233,188)	(1,198,263)
Class R2	(78,324)	(636,530)	(97,363)	(393,834)
Class R4	(12,568)	(115,844)	(22,790)	(118,464)
Class R5	(149,340)	(869,105)	(35,059)	(151,328)
Class R6	(389,792)	(2,553,893)	(310,137)	(971,551)
Class 1	(18,333,844)	(129,877,218)	(18,676,818)	(74,288,376)
Class 5	(706,582)	(4,904,970)	—	—
Total distributions	(27,189,221)	(199,469,572)	(29,625,859)	(120,979,382)
Portfolio share transactions
From portfolio share transactions	(93,485,362)	(106,567,332)	(76,802,973)	(173,127,511)
Total increase (decrease)	19,266,309	(713,728,107)	(28,175,971)	(573,692,127)
Net assets
Beginning of period	2,302,163,772	3,015,891,879	1,852,138,581	2,425,830,708
End of period	$2,321,430,081	$2,302,163,772	$1,823,962,610	$1,852,138,581
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	21

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
06-30-2023[6]	11.90	(0.01)	1.24	1.23	—	—	—	13.13	10.34[7]	0.68[8]	0.51[8]	(0.20)[8]	546	4
12-31-2022	16.99	0.09	(3.32)	(3.23)	(0.10)	(1.76)	(1.86)	11.90	(18.89)	0.67	0.51	0.65	515	10
12-31-2021	16.16	0.11	2.53	2.64	(0.12)	(1.69)	(1.81)	16.99	16.33	0.64	0.50	0.63	671	21
12-31-2020	14.39	0.09	2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
12-31-2019	13.10	0.15	3.12	3.27	(0.16)	(1.82)	(1.98)	14.39	24.92	0.64	0.49	1.03	521	29
12-31-2018	16.52	0.12	(1.82)	(1.70)	(0.12)	(1.60)	(1.72)	13.10	(10.19)	0.56	0.48	0.72	439	22
Class C
06-30-2023[6]	11.94	(0.06)	1.25	1.19	—	—	—	13.13	9.97[7]	1.38[8]	1.22[8]	(0.91)[8]	35	4
12-31-2022	17.03	(0.02)	(3.32)	(3.34)	—	(1.75)	(1.75)	11.94	(19.47)	1.37	1.22	(0.15)	37	10
12-31-2021	16.20	(0.03)	2.54	2.51	—	(1.68)	(1.68)	17.03	15.51	1.34	1.20	(0.16)	57	21
12-31-2020	14.44	(0.04)	2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
12-31-2019	13.15	0.03	3.14	3.17	(0.06)	(1.82)	(1.88)	14.44	24.03	1.34	1.20	0.21	89	29
12-31-2018	16.57	(0.02)	(1.80)	(1.82)	—[9]	(1.60)	(1.60)	13.15	(10.87)	1.26	1.18	(0.14)	91	22
Class I
06-30-2023[6]	11.84	0.01	1.23	1.24	—	—	—	13.08	10.47[7]	0.38[8]	0.21[8]	0.09[8]	8	4
12-31-2022	16.92	0.14	(3.32)	(3.18)	(0.14)	(1.76)	(1.90)	11.84	(18.65)	0.37	0.21	0.94	8	10
12-31-2021	16.10	0.18	2.50	2.68	(0.17)	(1.69)	(1.86)	16.92	16.66	0.34	0.20	1.02	11	21
12-31-2020	14.33	0.10	2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
12-31-2019	13.04	0.20	3.11	3.31	(0.20)	(1.82)	(2.02)	14.33	25.38	0.34	0.19	1.35	11	29
12-31-2018	16.47	0.15	(1.81)	(1.66)	(0.17)	(1.60)	(1.77)	13.04	(9.98)	0.28	0.18	0.91	10	22
Class R2
06-30-2023[6]	11.77	(0.02)	1.23	1.21	—	—	—	12.98	10.28[7]	0.77[8]	0.61[8]	(0.29)[8]	13	4
12-31-2022	16.82	0.08	(3.29)	(3.21)	(0.08)	(1.76)	(1.84)	11.77	(18.93)	0.77	0.62	0.56	12	10
12-31-2021	16.02	0.11	2.49	2.60	(0.11)	(1.69)	(1.80)	16.82	16.19	0.72	0.58	0.62	15	21
12-31-2020	14.27	0.21	2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
12-31-2019	13.00	0.13	3.11	3.24	(0.15)	(1.82)	(1.97)	14.27	24.76	0.72	0.59	0.88	5	29
12-31-2018	16.42	0.08	(1.79)	(1.71)	(0.11)	(1.60)	(1.71)	13.00	(10.28)	0.68	0.59	0.49	4	22
Class R4
06-30-2023[6]	11.81	(0.01)	1.25	1.24	—	—	—	13.05	10.50[7]	0.61[8]	0.35[8]	(0.10)[8]	1	4
12-31-2022	16.89	0.12	(3.32)	(3.20)	(0.12)	(1.76)	(1.88)	11.81	(18.82)	0.62	0.36	0.85	3	10
12-31-2021	16.07	0.14	2.52	2.66	(0.15)	(1.69)	(1.84)	16.89	16.53	0.59	0.35	0.79	3	21
12-31-2020	14.31	0.10	2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
12-31-2019	13.03	0.17	3.11	3.28	(0.18)	(1.82)	(2.00)	14.31	25.16	0.58	0.34	1.14	5	29
12-31-2018	16.45	0.11	(1.78)	(1.67)	(0.15)	(1.60)	(1.75)	13.03	(10.08)	0.52	0.33	0.69	4	22
Class R5
06-30-2023[6]	11.86	0.01	1.23	1.24	—	—	—	13.10	10.46[7]	0.32[8]	0.16[8]	0.15[8]	4	4
12-31-2022	16.94	0.17	(3.34)	(3.17)	(0.15)	(1.76)	(1.91)	11.86	(18.59)	0.32	0.16	1.21	3	10
12-31-2021	16.11	0.18	2.52	2.70	(0.18)	(1.69)	(1.87)	16.94	16.76	0.29	0.15	1.01	3	21
12-31-2020	14.33	0.14	2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
12-31-2019	13.05	0.17	3.15	3.32	(0.22)	(1.82)	(2.04)	14.33	25.36	0.27	0.13	1.17	3	29
12-31-2018	16.48	0.11	(1.76)	(1.65)	(0.18)	(1.60)	(1.78)	13.05	(9.91)	0.22	0.13	0.66	3	22
Class R6
06-30-2023[6]	11.84	0.01	1.24	1.25	—	—	—	13.09	10.56[7]	0.27[8]	0.11[8]	0.21[8]	61	4
12-31-2022	16.92	0.16	(3.32)	(3.16)	(0.16)	(1.76)	(1.92)	11.84	(18.57)	0.27	0.11	1.10	54	10
12-31-2021	16.10	0.19	2.51	2.70	(0.19)	(1.69)	(1.88)	16.92	16.77	0.24	0.10	1.08	60	21
12-31-2020	14.32	0.13	2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
12-31-2019	13.04	0.24	3.08	3.32	(0.22)	(1.82)	(2.04)	14.32	25.41	0.23	0.10	1.60	50	29
12-31-2018	16.47	0.22	(1.86)	(1.64)	(0.19)	(1.60)	(1.79)	13.04	(9.87)	0.17	0.08	1.31	33	22
22	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
06-30-2023[6]	11.81	0.01	1.23	1.24	—	—	—	13.05	10.50[7]	0.31[8]	0.15[8]	0.16[8]	2,464	4
12-31-2022	16.88	0.14	(3.30)	(3.16)	(0.15)	(1.76)	(1.91)	11.81	(18.59)	0.31	0.15	0.99	2,336	10
12-31-2021	16.07	0.17	2.52	2.69	(0.19)	(1.69)	(1.88)	16.88	16.70	0.28	0.14	0.95	3,178	21
12-31-2020	14.30	0.14	2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11
12-31-2019	13.02	0.20	3.11	3.31	(0.21)	(1.82)	(2.03)	14.30	25.41	0.27	0.13	1.31	3,001	29
12-31-2018	16.45	0.17	(1.82)	(1.65)	(0.18)	(1.60)	(1.78)	13.02	(9.92)	0.20	0.12	1.03	2,815	22

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-23. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	23

Financial highlights continued
Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
06-30-2023[6]	11.86	0.03	1.07	1.10	—	—	—	12.96	9.27[7]	0.69[8]	0.54[8]	0.54[8]	1,797	5
12-31-2022	16.44	0.17	(3.09)	(2.92)	(0.18)	(1.48)	(1.66)	11.86	(17.63)	0.67	0.53	1.23	1,702	12
12-31-2021	15.91	0.18	2.04	2.22	(0.19)	(1.50)	(1.69)	16.44	13.95	0.64	0.51	1.02	2,213	24
12-31-2020	14.40	0.15	2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
12-31-2019	13.23	0.21	2.69	2.90	(0.21)	(1.52)	(1.73)	14.40	21.89	0.62	0.51	1.39	1,714	29
12-31-2018	16.16	0.20	(1.62)	(1.42)	(0.20)	(1.31)	(1.51)	13.23	(8.70)	0.55	0.48	1.22	1,502	20
Class C
06-30-2023[6]	11.87	(0.01)	1.07	1.06	—	—	—	12.93	8.93[7]	1.39[8]	1.24[8]	(0.17)[8]	102	5
12-31-2022	16.44	0.06	(3.07)	(3.01)	(0.08)	(1.48)	(1.56)	11.87	(18.20)	1.37	1.23	0.41	109	12
12-31-2021	15.92	0.03	2.06	2.09	(0.07)	(1.50)	(1.57)	16.44	13.10	1.34	1.21	0.17	187	24
12-31-2020	14.43	—[9]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
12-31-2019	13.27	0.08	2.71	2.79	(0.11)	(1.52)	(1.63)	14.43	21.05	1.32	1.21	0.57	384	29
12-31-2018	16.18	0.06	(1.57)	(1.51)	(0.09)	(1.31)	(1.40)	13.27	(9.34)	1.25	1.18	0.38	414	20
Class I
06-30-2023[6]	11.75	0.05	1.07	1.12	—	—	—	12.87	9.53[7]	0.39[8]	0.24[8]	0.85[8]	31	5
12-31-2022	16.31	0.21	(3.06)	(2.85)	(0.23)	(1.48)	(1.71)	11.75	(17.39)	0.37	0.23	1.48	29	12
12-31-2021	15.80	0.23	2.02	2.25	(0.24)	(1.50)	(1.74)	16.31	14.24	0.34	0.21	1.35	41	24
12-31-2020	14.30	0.18	2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
12-31-2019	13.15	0.25	2.67	2.92	(0.25)	(1.52)	(1.77)	14.30	22.21	0.33	0.21	1.66	33	29
12-31-2018	16.07	0.24	(1.60)	(1.36)	(0.25)	(1.31)	(1.56)	13.15	(8.37)	0.26	0.18	1.47	32	20
Class R2
06-30-2023[6]	11.72	0.03	1.06	1.09	—	—	—	12.81	9.30[7]	0.77[8]	0.62[8]	0.46[8]	26	5
12-31-2022	16.27	0.16	(3.06)	(2.90)	(0.17)	(1.48)	(1.65)	11.72	(17.71)	0.76	0.62	1.15	25	12
12-31-2021	15.76	0.17	2.01	2.18	(0.17)	(1.50)	(1.67)	16.27	13.85	0.72	0.60	0.97	31	24
12-31-2020	14.27	0.25	2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
12-31-2019	13.13	0.19	2.67	2.86	(0.20)	(1.52)	(1.72)	14.27	21.72	0.71	0.60	1.28	11	29
12-31-2018	16.05	0.17	(1.59)	(1.42)	(0.19)	(1.31)	(1.50)	13.13	(8.78)	0.64	0.57	1.06	11	20
Class R4
06-30-2023[6]	11.83	0.04	1.08	1.12	—	—	—	12.95	9.47[7]	0.63[8]	0.38[8]	0.70[8]	3	5
12-31-2022	16.41	0.18	(3.07)	(2.89)	(0.21)	(1.48)	(1.69)	11.83	(17.54)	0.62	0.38	1.29	3	12
12-31-2021	15.89	0.21	2.02	2.23	(0.21)	(1.50)	(1.71)	16.41	14.13	0.58	0.36	1.18	5	24
12-31-2020	14.37	0.16	2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
12-31-2019	13.21	0.24	2.67	2.91	(0.23)	(1.52)	(1.75)	14.37	22.03	0.56	0.35	1.60	6	29
12-31-2018	16.14	0.16	(1.55)	(1.39)	(0.23)	(1.31)	(1.54)	13.21	(8.56)	0.50	0.33	1.00	5	20
Class R5
06-30-2023[6]	11.87	0.05	1.08	1.13	—	—	—	13.00	9.52[7]	0.33[8]	0.18[8]	0.87[8]	6	5
12-31-2022	16.46	0.23	(3.11)	(2.88)	(0.23)	(1.48)	(1.71)	11.87	(17.36)	0.32	0.18	1.64	6	12
12-31-2021	15.93	0.24	2.04	2.28	(0.25)	(1.50)	(1.75)	16.46	14.31	0.28	0.16	1.38	7	24
12-31-2020	14.40	0.18	2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
12-31-2019	13.23	0.25	2.70	2.95	(0.26)	(1.52)	(1.78)	14.40	22.28	0.27	0.16	1.65	8	29
12-31-2018	16.16	0.18	(1.54)	(1.36)	(0.26)	(1.31)	(1.57)	13.23	(8.35)	0.21	0.14	1.12	8	20
Class R6
06-30-2023[6]	11.77	0.06	1.06	1.12	—	—	—	12.89	9.52[7]	0.28[8]	0.13[8]	0.95[8]	131	5
12-31-2022	16.33	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.77	(17.27)	0.27	0.13	1.64	118	12
12-31-2021	15.82	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.33	14.33	0.23	0.11	1.42	135	24
12-31-2020	14.31	0.18	2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
12-31-2019	13.15	0.28	2.67	2.95	(0.27)	(1.52)	(1.79)	14.31	22.39	0.22	0.11	1.92	127	29
12-31-2018	16.08	0.28	(1.63)	(1.35)	(0.27)	(1.31)	(1.58)	13.15	(8.34)	0.15	0.08	1.75	88	20
Class 1
06-30-2023[6]	11.77	0.06	1.06	1.12	—	—	—	12.89	9.52[7]	0.32[8]	0.18[8]	0.90[8]	6,188	5
12-31-2022	16.34	0.22	(3.07)	(2.85)	(0.24)	(1.48)	(1.72)	11.77	(17.31)	0.31	0.17	1.57	5,975	12
12-31-2021	15.82	0.23	2.04	2.27	(0.25)	(1.50)	(1.75)	16.34	14.29	0.27	0.15	1.33	8,114	24
12-31-2020	14.31	0.19	2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
12-31-2019	13.16	0.25	2.68	2.93	(0.26)	(1.52)	(1.78)	14.31	22.26	0.25	0.15	1.69	8,188	29
12-31-2018	16.08	0.25	(1.60)	(1.35)	(0.26)	(1.31)	(1.57)	13.16	(8.31)	0.19	0.12	1.53	7,935	20
24	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2023[6]	11.74	0.06	1.06	1.12	—	—	—	12.86	9.54[7]	0.27[8]	0.13[8]	0.96[8]	362	5
12-31-2022	16.30	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.74	(17.31)	0.26	0.12	1.66	338	12
12-31-2021	15.79	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.30	14.37	0.22	0.10	1.43	416	24
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13
12-31-2019	13.13	0.27	2.67	2.94	(0.27)	(1.52)	(1.79)	14.28	22.36	0.20	0.10	1.81	335	29
12-31-2018	16.06	0.26	(1.61)	(1.35)	(0.27)	(1.31)	(1.58)	13.13	(8.34)	0.14	0.07	1.63	284	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-23. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	25

Financial highlights continued
Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
06-30-2023[6]	11.65	0.08	0.84	0.92	(0.08)	—	(0.08)	12.49	7.88[7]	0.69[8]	0.56[8]	1.38[8]	1,794	7
12-31-2022	15.57	0.26	(2.81)	(2.55)	(0.27)	(1.10)	(1.37)	11.65	(16.33)	0.68	0.56	1.92	1,748	13
12-31-2021	15.44	0.24	1.47	1.71	(0.26)	(1.32)	(1.58)	15.57	11.07	0.65	0.53	1.47	2,281	30
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
12-31-2019	13.06	0.25	2.17	2.42	(0.25)	(1.03)	(1.28)	14.20	18.57	0.62	0.52	1.73	1,805	33
12-31-2018	15.29	0.26	(1.30)	(1.04)	(0.27)	(0.92)	(1.19)	13.06	(6.79)	0.56	0.49	1.74	1,604	18
Class C
06-30-2023[6]	11.65	0.04	0.82	0.86	(0.03)	—	(0.03)	12.48	7.43[7]	1.39[8]	1.27[8]	0.65[8]	75	7
12-31-2022	15.56	0.15	(2.79)	(2.64)	(0.17)	(1.10)	(1.27)	11.65	(16.89)	1.38	1.26	1.08	88	13
12-31-2021	15.44	0.10	1.48	1.58	(0.14)	(1.32)	(1.46)	15.56	10.27	1.35	1.24	0.62	170	30
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
12-31-2019	13.06	0.13	2.19	2.32	(0.15)	(1.03)	(1.18)	14.20	17.76	1.32	1.23	0.90	417	33
12-31-2018	15.30	0.14	(1.29)	(1.15)	(0.17)	(0.92)	(1.09)	13.06	(7.48)	1.26	1.19	0.92	479	18
Class I
06-30-2023[6]	11.55	0.10	0.82	0.92	(0.10)	—	(0.10)	12.37	8.03[7]	0.39[8]	0.26[8]	1.68[8]	32	7
12-31-2022	15.45	0.30	(2.79)	(2.49)	(0.31)	(1.10)	(1.41)	11.55	(16.13)	0.38	0.26	2.21	31	13
12-31-2021	15.33	0.30	1.45	1.75	(0.31)	(1.32)	(1.63)	15.45	11.43	0.35	0.23	1.81	43	30
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
12-31-2019	12.97	0.28	2.18	2.46	(0.30)	(1.03)	(1.33)	14.10	18.97	0.33	0.22	1.97	41	33
12-31-2018	15.20	0.31	(1.30)	(0.99)	(0.32)	(0.92)	(1.24)	12.97	(6.55)	0.27	0.19	2.05	40	18
Class R2
06-30-2023[6]	11.55	0.08	0.82	0.90	(0.07)	—	(0.07)	12.38	7.82[7]	0.77[8]	0.64[8]	1.30[8]	20	7
12-31-2022	15.46	0.25	(2.80)	(2.55)	(0.26)	(1.10)	(1.36)	11.55	(16.46)	0.78	0.65	1.83	20	13
12-31-2021	15.34	0.23	1.45	1.68	(0.24)	(1.32)	(1.56)	15.46	11.01	0.72	0.61	1.42	26	30
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
12-31-2019	12.98	0.22	2.18	2.40	(0.24)	(1.03)	(1.27)	14.11	18.42	0.72	0.62	1.52	10	33
12-31-2018	15.20	0.25	(1.29)	(1.04)	(0.26)	(0.92)	(1.18)	12.98	(6.85)	0.66	0.59	1.62	12	18
Class R4
06-30-2023[6]	11.61	0.09	0.83	0.92	(0.09)	—	(0.09)	12.44	7.90[7]	0.63[8]	0.41[8]	1.53[8]	5	7
12-31-2022	15.53	0.28	(2.81)	(2.53)	(0.29)	(1.10)	(1.39)	11.61	(16.24)	0.63	0.40	2.06	6	13
12-31-2021	15.40	0.27	1.46	1.73	(0.28)	(1.32)	(1.60)	15.53	11.28	0.59	0.38	1.61	8	30
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
12-31-2019	13.03	0.26	2.18	2.44	(0.27)	(1.03)	(1.30)	14.17	18.79	0.57	0.37	1.82	8	33
12-31-2018	15.26	0.27	(1.29)	(1.02)	(0.29)	(0.92)	(1.21)	13.03	(6.66)	0.51	0.35	1.79	7	18
Class R5
06-30-2023[6]	11.64	0.10	0.83	0.93	(0.10)	—	(0.10)	12.47	7.98[7]	0.33[8]	0.21[8]	1.72[8]	13	7
12-31-2022	15.56	0.32	(2.82)	(2.50)	(0.32)	(1.10)	(1.42)	11.64	(16.02)	0.32	0.20	2.33	14	13
12-31-2021	15.43	0.30	1.46	1.76	(0.31)	(1.32)	(1.63)	15.56	11.47	0.29	0.18	1.80	17	30
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
12-31-2019	13.05	0.30	2.17	2.47	(0.30)	(1.03)	(1.33)	14.19	18.99	0.26	0.17	2.07	14	33
12-31-2018	15.28	0.30	(1.29)	(0.99)	(0.32)	(0.92)	(1.24)	13.05	(6.47)	0.21	0.14	1.98	13	18
Class R6
06-30-2023[6]	11.54	0.11	0.81	0.92	(0.10)	—	(0.10)	12.36	7.99[7]	0.28[8]	0.16[8]	1.78[8]	122	7
12-31-2022	15.44	0.32	(2.80)	(2.48)	(0.32)	(1.10)	(1.42)	11.54	(15.97)	0.28	0.15	2.35	119	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.54	0.24	0.13	1.91	119	30
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
12-31-2019	12.97	0.32	2.15	2.47	(0.31)	(1.03)	(1.34)	14.10	19.09	0.22	0.13	2.24	130	33
12-31-2018	15.20	0.35	(1.33)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.45)	0.16	0.09	2.29	84	18
Class 1
06-30-2023[6]	11.53	0.10	0.83	0.93	(0.10)	—	(0.10)	12.36	8.07[7]	0.32[8]	0.20[8]	1.74[8]	5,679	7
12-31-2022	15.43	0.31	(2.79)	(2.48)	(0.32)	(1.10)	(1.42)	11.53	(16.03)	0.32	0.20	2.27	5,540	13
12-31-2021	15.31	0.29	1.46	1.75	(0.31)	(1.32)	(1.63)	15.43	11.50	0.28	0.17	1.79	7,529	30
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
12-31-2019	12.96	0.29	2.17	2.46	(0.30)	(1.03)	(1.33)	14.09	19.06	0.26	0.16	2.03	7,928	33
12-31-2018	15.19	0.31	(1.29)	(0.98)	(0.33)	(0.92)	(1.25)	12.96	(6.50)	0.20	0.13	2.07	7,931	18
26	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2023[6]	11.54	0.11	0.82	0.93	(0.10)	—	(0.10)	12.37	8.08[7]	0.27[8]	0.15[8]	1.79[8]	156	7
12-31-2022	15.44	0.32	(2.79)	(2.47)	(0.33)	(1.10)	(1.43)	11.54	(15.97)	0.27	0.15	2.34	147	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.55	0.23	0.12	1.88	185	30
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15
12-31-2019	12.97	0.30	2.17	2.47	(0.31)	(1.03)	(1.34)	14.10	19.10	0.21	0.11	2.12	160	33
12-31-2018	15.20	0.32	(1.30)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.44)	0.15	0.08	2.14	143	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-23. Unaudited.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	27

Financial highlights continued
Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
06-30-2023[6]	11.09	0.13	0.54	0.67	(0.12)	—	(0.12)	11.64	6.06[7]	0.69[8]	0.58[8]	2.24[8]	676	8
12-31-2022	14.05	0.32	(2.30)	(1.98)	(0.33)	(0.65)	(0.98)	11.09	(14.07)	0.68	0.57	2.59	670	14
12-31-2021	14.16	0.29	0.76	1.05	(0.28)	(0.88)	(1.16)	14.05	7.46	0.65	0.56	1.93	867	31
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
12-31-2019	12.27	0.28	1.57	1.85	(0.25)	(0.58)	(0.83)	13.29	15.12	0.63	0.55	2.07	661	37
12-31-2018	13.83	0.30	(1.01)	(0.71)	(0.31)	(0.54)	(0.85)	12.27	(5.19)	0.56	0.50	2.19	601	14
Class C
06-30-2023[6]	11.16	0.09	0.55	0.64	(0.08)	—	(0.08)	11.72	5.75[7]	1.39[8]	1.29[8]	1.51[8]	34	8
12-31-2022	14.13	0.22	(2.30)	(2.08)	(0.24)	(0.65)	(0.89)	11.16	(14.68)	1.38	1.28	1.77	40	14
12-31-2021	14.24	0.16	0.79	0.95	(0.18)	(0.88)	(1.06)	14.13	6.68	1.35	1.26	1.08	72	31
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
12-31-2019	12.27	0.17	1.58	1.75	(0.08)	(0.58)	(0.66)	13.36	14.31	1.33	1.26	1.26	176	37
12-31-2018	13.83	0.19	(1.00)	(0.81)	(0.21)	(0.54)	(0.75)	12.27	(5.86)	1.26	1.20	1.36	202	14
Class I
06-30-2023[6]	10.99	0.14	0.55	0.69	(0.14)	—	(0.14)	11.54	6.28[7]	0.39[8]	0.28[8]	2.54[8]	14	8
12-31-2022	13.94	0.36	(2.29)	(1.93)	(0.37)	(0.65)	(1.02)	10.99	(13.84)	0.38	0.27	2.95	15	14
12-31-2021	14.06	0.34	0.75	1.09	(0.33)	(0.88)	(1.21)	13.94	7.77	0.35	0.26	2.31	15	31
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
12-31-2019	12.22	0.30	1.58	1.88	(0.32)	(0.58)	(0.90)	13.20	15.54	0.33	0.25	2.30	13	37
12-31-2018	13.78	0.37	(1.04)	(0.67)	(0.35)	(0.54)	(0.89)	12.22	(5.00)	0.28	0.20	2.70	15	14
Class R2
06-30-2023[6]	11.05	0.12	0.54	0.66	(0.12)	—	(0.12)	11.59	6.04[7]	0.78[8]	0.68[8]	2.15[8]	8	8
12-31-2022	14.00	0.31	(2.29)	(1.98)	(0.32)	(0.65)	(0.97)	11.05	(14.20)	0.78	0.69	2.47	8	14
12-31-2021	14.11	0.28	0.76	1.04	(0.27)	(0.88)	(1.15)	14.00	7.39	0.73	0.64	1.87	10	31
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
12-31-2019	12.22	0.26	1.57	1.83	(0.23)	(0.58)	(0.81)	13.24	15.10	0.71	0.64	1.93	2	37
12-31-2018	13.78	0.26	(0.99)	(0.73)	(0.29)	(0.54)	(0.83)	12.22	(5.39)	0.67	0.61	1.91	3	14
Class R4
06-30-2023[6]	11.01	0.14	0.53	0.67	(0.13)	—	(0.13)	11.55	6.12[7]	0.62[8]	0.42[8]	2.42[8]	1	8
12-31-2022	13.96	0.30	(2.25)	(1.95)	(0.35)	(0.65)	(1.00)	11.01	(13.95)	0.62	0.42	2.40	1	14
12-31-2021	14.07	0.30	0.77	1.07	(0.30)	(0.88)	(1.18)	13.96	7.68	0.59	0.40	2.05	3	31
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
12-31-2019	12.21	0.29	1.58	1.87	(0.29)	(0.58)	(0.87)	13.21	15.33	0.58	0.40	2.20	3	37
12-31-2018	13.78	0.29	(0.99)	(0.70)	(0.33)	(0.54)	(0.87)	12.21	(5.14)	0.52	0.36	2.11	3	14
Class R5
06-30-2023[6]	11.00	0.15	0.54	0.69	(0.14)	—	(0.14)	11.55	6.30[7]	0.33[8]	0.23[8]	2.63[8]	12	8
12-31-2022	13.95	0.37	(2.30)	(1.93)	(0.37)	(0.65)	(1.02)	11.00	(13.78)	0.32	0.22	2.97	10	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.82	0.29	0.20	2.24	8	31
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.53	0.28	0.20	2.37	6	37
12-31-2018	13.79	0.32	(0.99)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.87)	0.21	0.15	2.37	6	14
Class R6
06-30-2023[6]	10.97	0.15	0.54	0.69	(0.14)	—	(0.14)	11.52	6.34[7]	0.28[8]	0.18[8]	2.65[8]	32	8
12-31-2022	13.92	0.38	(2.30)	(1.92)	(0.38)	(0.65)	(1.03)	10.97	(13.77)	0.27	0.17	3.10	30	14
12-31-2021	14.04	0.32	0.78	1.10	(0.34)	(0.88)	(1.22)	13.92	7.89	0.24	0.15	2.20	28	31
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
12-31-2019	12.21	0.33	1.56	1.89	(0.34)	(0.58)	(0.92)	13.18	15.65	0.23	0.15	2.47	34	37
12-31-2018	13.77	0.36	(1.02)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.91)	0.17	0.10	2.64	24	14
Class 1
06-30-2023[6]	11.00	0.15	0.54	0.69	(0.14)	—	(0.14)	11.55	6.30[7]	0.32[8]	0.22[8]	2.60[8]	1,488	8
12-31-2022	13.95	0.37	(2.29)	(1.92)	(0.38)	(0.65)	(1.03)	11.00	(13.77)	0.31	0.21	2.95	1,473	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.83	0.28	0.20	2.23	1,942	31
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.65	0.26	0.19	2.37	2,113	37
12-31-2018	13.79	0.34	(1.01)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.94)	0.20	0.14	2.51	2,162	14
28	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2023[6]	10.98	0.15	0.53	0.68	(0.14)	—	(0.14)	11.52	6.25[7]	0.27[8]	0.17[8]	2.66[8]	56	8
12-31-2022	13.92	0.37	(2.28)	(1.91)	(0.38)	(0.65)	(1.03)	10.98	(13.68)	0.26	0.16	3.01	55	14
12-31-2021	14.04	0.34	0.76	1.10	(0.34)	(0.88)	(1.22)	13.92	7.90	0.23	0.15	2.33	70	31
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15
12-31-2019	12.21	0.33	1.57	1.90	(0.35)	(0.58)	(0.93)	13.18	15.59	0.21	0.14	2.47	60	37
12-31-2018	13.77	0.35	(1.01)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.82)	0.15	0.09	2.60	53	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-23. Unaudited.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	29

Financial highlights continued
Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
06-30-2023[6]	11.00	0.18	0.28	0.46	(0.17)	—	(0.17)	11.29	4.19[7]	0.71[8]	0.61[8]	3.13[8]	658	8
12-31-2022	13.31	0.39	(2.00)	(1.61)	(0.39)	(0.31)	(0.70)	11.00	(12.02)	0.70	0.60	3.23	667	14
12-31-2021	13.65	0.32	0.12	0.44	(0.32)	(0.46)	(0.78)	13.31	3.17	0.67	0.58	2.29	866	32
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
12-31-2019	12.10	0.30	1.09	1.39	(0.23)	(0.24)	(0.47)	13.02	11.57	0.65	0.58	2.31	585	47
12-31-2018	13.06	0.31	(0.79)	(0.48)	(0.32)	(0.16)	(0.48)	12.10	(3.67)	0.57	0.51	2.44	526	11
Class C
06-30-2023[6]	11.01	0.13	0.28	0.41	(0.13)	—	(0.13)	11.29	3.83[7]	1.41[8]	1.31[8]	2.38[8]	27	8
12-31-2022	13.31	0.29	(1.97)	(1.68)	(0.31)	(0.31)	(0.62)	11.01	(12.73)	1.40	1.31	2.41	32	14
12-31-2021	13.65	0.20	0.14	0.34	(0.22)	(0.46)	(0.68)	13.31	2.52	1.37	1.28	1.46	61	32
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
12-31-2019	12.10	0.19	1.12	1.31	(0.14)	(0.24)	(0.38)	13.03	10.80	1.35	1.28	1.51	156	47
12-31-2018	13.06	0.21	(0.78)	(0.57)	(0.23)	(0.16)	(0.39)	12.10	(4.35)	1.27	1.21	1.64	180	11
Class I
06-30-2023[6]	10.98	0.19	0.29	0.48	(0.19)	—	(0.19)	11.27	4.35[7]	0.41[8]	0.31[8]	3.38[8]	13	8
12-31-2022	13.28	0.42	(1.98)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.76)	0.40	0.30	3.51	16	14
12-31-2021	13.62	0.36	0.12	0.48	(0.36)	(0.46)	(0.82)	13.28	3.56	0.37	0.28	2.62	23	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
12-31-2019	12.08	0.33	1.10	1.43	(0.27)	(0.24)	(0.51)	13.00	11.92	0.36	0.28	2.56	14	47
12-31-2018	13.04	0.37	(0.81)	(0.44)	(0.36)	(0.16)	(0.52)	12.08	(3.39)	0.28	0.21	2.89	15	11
Class R2
06-30-2023[6]	10.98	0.17	0.29	0.46	(0.17)	—	(0.17)	11.27	4.17[7]	0.76[8]	0.67[8]	3.08[8]	7	8
12-31-2022	13.28	0.38	(1.99)	(1.61)	(0.38)	(0.31)	(0.69)	10.98	(12.09)	0.77	0.68	3.16	6	14
12-31-2021	13.62	0.30	0.13	0.43	(0.31)	(0.46)	(0.77)	13.28	3.18	0.71	0.63	2.18	8	32
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
12-31-2019	12.08	0.28	1.11	1.39	(0.22)	(0.24)	(0.46)	13.01	11.49	0.75	0.67	2.17	3	47
12-31-2018	13.04	0.30	(0.79)	(0.49)	(0.31)	(0.16)	(0.47)	12.08	(3.77)	0.68	0.63	2.37	3	11
Class R4
06-30-2023[6]	10.97	0.18	0.29	0.47	(0.18)	—	(0.18)	11.26	4.28[7]	0.65[8]	0.46[8]	3.28[8]	1	8
12-31-2022	13.27	0.41	(1.99)	(1.58)	(0.41)	(0.31)	(0.72)	10.97	(11.90)	0.64	0.45	3.39	2	14
12-31-2021	13.62	0.32	0.13	0.45	(0.34)	(0.46)	(0.80)	13.27	3.33	0.62	0.43	2.35	2	32
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
12-31-2019	12.07	0.33	1.08	1.41	(0.25)	(0.24)	(0.49)	12.99	11.76	0.60	0.43	2.48	3	47
12-31-2018	13.03	0.32	(0.78)	(0.46)	(0.34)	(0.16)	(0.50)	12.07	(3.54)	0.52	0.36	2.46	2	11
Class R5
06-30-2023[6]	10.98	0.19	0.28	0.47	(0.19)	—	(0.19)	11.26	4.38[7]	0.35[8]	0.26[8]	3.39[8]	2	8
12-31-2022	13.28	0.43	(1.99)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.79)	0.34	0.25	3.56	2	14
12-31-2021	13.62	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.28	3.61	0.32	0.23	2.66	3	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
12-31-2019	12.08	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	13.00	11.97	0.30	0.23	2.63	4	47
12-31-2018	13.04	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.08	(3.34)	0.22	0.16	2.80	4	11
Class R6
06-30-2023[6]	10.97	0.20	0.28	0.48	(0.19)	—	(0.19)	11.26	4.41[7]	0.30[8]	0.21[8]	3.61[8]	21	8
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.67)	0.29	0.20	3.63	15	14
12-31-2021	13.61	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.27	3.67	0.27	0.18	2.65	18	32
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
12-31-2019	12.07	0.35	1.10	1.45	(0.29)	(0.24)	(0.53)	12.99	12.04	0.25	0.18	2.74	26	47
12-31-2018	13.03	0.40	(0.83)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.30)	0.17	0.11	3.13	21	11
30	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
06-30-2023[6]	10.97	0.20	0.28	0.48	(0.19)	—	(0.19)	11.26	4.38[7]	0.34[8]	0.25[8]	3.49[8]	1,096	8
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.72)	0.33	0.24	3.59	1,112	14
12-31-2021	13.62	0.36	0.12	0.48	(0.37)	(0.46)	(0.83)	13.27	3.55	0.31	0.22	2.58	1,444	32
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20
12-31-2019	12.07	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	12.99	11.99	0.29	0.22	2.63	1,583	47
12-31-2018	13.03	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.33)	0.21	0.15	2.78	1,573	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-23. Unaudited.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	31

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the
32	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2023, by major security category or type:
	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,094,824,747	$3,094,824,747	—	—
Common stocks	79,884	167	—	$79,717
U.S. Government and Agency obligations	37,153,907	—	$37,153,907	—
Short-term investments	1,056,344	1,056,344	—	—
Total investments in securities	$3,133,114,882	$3,095,881,258	$37,153,907	$79,717

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,305,415,769	$8,305,415,769	—	—
Common stocks	181,602	493	—	$181,109
U.S. Government and Agency obligations	340,655,965	—	$340,655,965	—
Short-term investments	1,569,605	1,569,605	—	—
Total investments in securities	$8,647,822,941	$8,306,985,867	$340,655,965	$181,109

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,306,662,259	$7,306,662,259	—	—
Common stocks	112,712	488	—	$112,224
U.S. Government and Agency obligations	589,113,889	—	$589,113,889	—
Short-term investments	524,545	524,545	—	—
Total investments in securities	$7,896,413,405	$7,307,187,292	$589,113,889	$112,224

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,141,714,450	$2,141,714,450	—	—
Common stocks	18,966	146	—	$18,820
U.S. Government and Agency obligations	179,590,335	—	$179,590,335	—
Short-term investments	193,084	193,084	—	—
Total investments in securities	$2,321,516,835	$2,141,907,680	$179,590,335	$18,820

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	33

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Conservative Portfolio (continued)
Affiliated investment companies	$1,667,570,725	$1,667,570,725	—	—
Common stocks	129	129	—	—
U.S. Government and Agency obligations	156,504,607	—	$156,504,607	—
Short-term investments	27,188	27,188	—	—
Total investments in securities	$1,824,102,649	$1,667,598,042	$156,504,607	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2023, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2023 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$5,976
Multimanager Lifestyle Growth Portfolio	13,541
Multimanager Lifestyle Balanced Portfolio	12,580
Multimanager Lifestyle Moderate Portfolio	4,963
Multimanager Lifestyle Conservative Portfolio	4,320
34	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2022, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2022:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager Lifestyle Conservative Portfolio	$5,305,634	$5,687,166
As of December 31, 2022, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2023, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,712,140,683	$463,112,864	$(42,138,665)	$420,974,199
Multimanager Lifestyle Growth Portfolio	7,873,215,392	1,037,481,760	(262,874,211)	774,607,549
Multimanager Lifestyle Balanced Portfolio	7,580,377,587	699,465,551	(383,429,733)	316,035,818
Multimanager Lifestyle Moderate Portfolio	2,368,419,687	156,569,895	(203,472,747)	(46,902,852)
Multimanager Lifestyle Conservative Portfolio	1,972,950,060	49,612,064	(198,459,475)	(148,847,411)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	35

The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2024, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2024, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the portfolio.
For the six months ended June 30, 2023, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$437,862	$28,818	$7,069	$9,705	$1,608	$3,420	$45,262	$1,915,221	—	$2,448,965
Multimanager Lifestyle Growth Portfolio	1,300,858	75,366	21,925	18,329	2,215	5,982	88,480	4,354,333	$250,052	6,117,540
Multimanager Lifestyle Balanced Portfolio	1,135,989	49,987	19,986	12,313	3,059	8,868	72,074	3,429,899	92,434	4,824,609
Multimanager Lifestyle Moderate Portfolio	357,501	18,570	8,018	3,879	534	5,825	15,337	739,837	27,768	1,177,269
Multimanager Lifestyle Conservative Portfolio	325,145	13,610	7,513	3,034	665	1,089	7,989	514,617	—	873,662
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2023, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.07%
Multimanager Lifestyle Growth Portfolio	0.10%
Multimanager Lifestyle Balanced Portfolio	0.12%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.13%
Multimanager Lifestyle Conservative Portfolio	0.16%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2023, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
36	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2024, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended June 30, 2023:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$1,013
Multimanager Lifestyle Growth Portfolio	1,546
Multimanager Lifestyle Balanced Portfolio	2,497
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$532
Multimanager Lifestyle Conservative Portfolio	718

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2023:
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Total sales charges	$91,389	$274,400	$148,217	$79,203	$43,779
Retained for printing prospectus, advertising and sales literature	10,757	31,933	17,954	5,237	5,302
Sales commission to unrelated broker-dealers	80,632	242,467	130,263	73,966	38,477
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2023, CDSCs received by the Distributor for Class A and Class C shares were as follows:
Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$1,529	$1,424
Multimanager Lifestyle Growth Portfolio	10,566	4,374
Multimanager Lifestyle Balanced Portfolio	3,952	4,663
Multimanager Lifestyle Moderate Portfolio	16,953	1,143
Multimanager Lifestyle Conservative Portfolio	10,008	2,834
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended June 30, 2023 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$794,420	$305,880
	Class C	180,451	20,819
	Class I	—	4,942
	Class R2	30,213	455
	Class R4	3,422	81
	Class R5	1,068	164
	Class R6	—	2,115
	Class 1	599,106	—
	Total	$1,608,680	$334,456
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	37

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Growth Portfolio	Class A	$2,621,854	$1,009,548
	Class C	526,276	60,690
	Class I	—	17,005
	Class R2	62,453	961
	Class R4	5,402	115
	Class R5	2,088	330
	Class R6	—	4,616
	Class 1	1,519,145	—
	Total	$4,737,218	$1,093,265
Multimanager Lifestyle Balanced Portfolio	Class A	$2,660,680	$1,024,313
	Class C	408,309	47,042
	Class I	—	18,025
	Class R2	48,656	754
	Class R4	8,725	186
	Class R5	3,566	553
	Class R6	—	4,401
	Class 1	1,398,767	—
	Total	$4,528,703	$1,095,274
Multimanager Lifestyle Moderate Portfolio	Class A	$1,014,074	$390,373
	Class C	185,435	21,373
	Class I	—	8,762
	Class R2	19,224	291
	Class R4	1,799	39
	Class R5	2,901	432
	Class R6	—	1,154
	Class 1	368,872	—
	Total	$1,592,305	$422,424
Multimanager Lifestyle Conservative Portfolio	Class A	$994,100	$382,632
	Class C	147,111	16,956
	Class I	—	8,862
	Class R2	15,143	245
	Class R4	2,512	54
	Class R5	589	92
	Class R6	—	617
	Class 1	277,724	—
	Total	$1,437,179	$409,458
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended June 30, 2023 and for the year ended December 31, 2022 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,354,304	$17,082,451	3,226,455	$47,287,895
Distributions reinvested	—	—	5,877,259	69,116,904
Repurchased	(3,055,710)	(38,438,881)	(5,342,653)	(77,792,638)
Net increase (decrease)	(1,701,406)	$(21,356,430)	3,761,061	$38,612,161
38	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Aggressive Portfolio , Cont’d	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class C shares
Sold	167,096	$2,101,660	345,166	$5,042,664
Distributions reinvested	—	—	398,845	4,706,372
Repurchased	(564,892)	(7,124,522)	(1,023,613)	(14,906,490)
Net decrease	(397,796)	$(5,022,862)	(279,602)	$(5,157,454)
Class I shares
Sold	164,102	$2,056,095	219,084	$3,215,797
Distributions reinvested	—	—	89,876	1,051,547
Repurchased	(248,192)	(3,124,165)	(246,348)	(3,554,085)
Net increase (decrease)	(84,090)	$(1,068,070)	62,612	$713,259
Class R2 shares
Sold	47,407	$588,377	116,609	$1,626,957
Distributions reinvested	—	—	126,467	1,470,807
Repurchased	(56,270)	(690,678)	(121,713)	(1,771,265)
Net increase (decrease)	(8,863)	$(102,301)	121,363	$1,326,499
Class R4 shares
Sold	4,352	$54,290	128,638	$1,957,456
Distributions reinvested	—	—	37,113	433,103
Repurchased	(167,058)	(2,079,737)	(70,355)	(1,018,242)
Net increase (decrease)	(162,706)	$(2,025,447)	95,396	$1,372,317
Class R5 shares
Sold	161,808	$1,996,577	116,066	$1,708,849
Distributions reinvested	—	—	37,964	444,936
Repurchased	(137,335)	(1,728,193)	(37,831)	(586,613)
Net increase	24,473	$268,384	116,199	$1,567,172
Class R6 shares
Sold	503,799	$6,308,878	1,595,481	$23,343,611
Distributions reinvested	—	—	625,509	7,318,459
Repurchased	(423,764)	(5,298,004)	(1,182,474)	(17,376,586)
Net increase	80,035	$1,010,874	1,038,516	$13,285,484
Class 1 shares
Sold	1,429,803	$17,786,111	2,699,697	$39,348,655
Distributions reinvested	—	—	27,967,089	326,375,925
Repurchased	(10,468,118)	(130,909,730)	(21,052,266)	(302,940,148)
Net increase (decrease)	(9,038,315)	$(113,123,619)	9,614,520	$62,784,432
Total net increase (decrease)	(11,288,668)	$(141,419,471)	14,530,065	$114,503,870

Multimanager Lifestyle Growth Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,285,420	$53,513,383	10,026,813	$144,790,649
Distributions reinvested	—	—	17,690,589	207,690,487
Repurchased	(9,183,829)	(114,608,250)	(18,851,847)	(267,849,467)
Net increase (decrease)	(4,898,409)	$(61,094,867)	8,865,555	$84,631,669
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	39

Multimanager Lifestyle Growth Portfolio , Cont’d	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class C shares
Sold	362,065	$4,514,463	776,172	$11,177,809
Distributions reinvested	—	—	1,086,037	12,760,932
Repurchased	(1,700,458)	(21,240,831)	(4,015,383)	(57,501,314)
Net decrease	(1,338,393)	$(16,726,368)	(2,153,174)	$(33,562,573)
Class I shares
Sold	547,292	$6,812,124	695,036	$10,105,495
Distributions reinvested	—	—	309,865	3,606,830
Repurchased	(614,067)	(7,625,390)	(1,086,157)	(15,260,501)
Net decrease	(66,775)	$(813,266)	(81,256)	$(1,548,176)
Class R2 shares
Sold	79,779	$984,247	151,404	$2,064,563
Distributions reinvested	—	—	242,244	2,810,030
Repurchased	(146,584)	(1,831,143)	(178,275)	(2,521,431)
Net increase (decrease)	(66,805)	$(846,896)	215,373	$2,353,162
Class R4 shares
Sold	14,292	$178,720	36,741	$512,753
Distributions reinvested	—	—	36,387	426,460
Repurchased	(52,060)	(627,871)	(102,000)	(1,456,188)
Net decrease	(37,768)	$(449,151)	(28,872)	$(516,975)
Class R5 shares
Sold	320,233	$3,934,517	77,218	$1,129,339
Distributions reinvested	—	—	66,051	776,098
Repurchased	(354,590)	(4,450,194)	(48,984)	(677,349)
Net increase (decrease)	(34,357)	$(515,677)	94,285	$1,228,088
Class R6 shares
Sold	1,085,734	$13,470,839	3,135,004	$45,351,801
Distributions reinvested	—	—	1,200,087	13,981,015
Repurchased	(1,011,142)	(12,597,070)	(2,556,859)	(35,943,709)
Net increase	74,592	$873,769	1,778,232	$23,389,107
Class 1 shares
Sold	890,008	$10,950,615	2,072,447	$28,699,284
Distributions reinvested	—	—	65,519,370	763,300,655
Repurchased	(28,392,888)	(352,508,566)	(56,692,581)	(801,636,415)
Net increase (decrease)	(27,502,880)	$(341,557,951)	10,899,236	$(9,636,476)
Class 5 shares
Sold	335,954	$4,178,188	668,349	$9,589,179
Distributions reinvested	—	—	3,717,980	43,240,110
Repurchased	(968,951)	(11,967,913)	(1,121,398)	(15,853,548)
Net increase (decrease)	(632,997)	$(7,789,725)	3,264,931	$36,975,741
Total net increase (decrease)	(34,503,792)	$(428,920,132)	22,854,310	$103,313,567

40	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Balanced Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,329,450	$52,799,029	12,099,626	$166,682,011
Distributions reinvested	896,655	11,083,519	15,883,062	185,782,453
Repurchased	(11,545,246)	(140,695,700)	(24,446,255)	(330,573,658)
Net increase (decrease)	(6,319,141)	$(76,813,152)	3,536,433	$21,890,806
Class C shares
Sold	252,637	$3,069,570	547,022	$7,558,413
Distributions reinvested	17,529	216,799	759,032	8,819,343
Repurchased	(1,842,674)	(22,430,892)	(4,616,717)	(63,221,216)
Net decrease	(1,572,508)	$(19,144,523)	(3,310,663)	$(46,843,460)
Class I shares
Sold	441,469	$5,335,680	911,546	$12,316,106
Distributions reinvested	18,870	231,036	287,025	3,334,362
Repurchased	(538,916)	(6,504,152)	(1,334,147)	(17,914,188)
Net decrease	(78,577)	$(937,436)	(135,576)	$(2,263,720)
Class R2 shares
Sold	108,602	$1,312,302	195,754	$2,575,487
Distributions reinvested	8,362	102,469	162,828	1,886,951
Repurchased	(260,913)	(3,122,775)	(274,111)	(3,601,121)
Net increase (decrease)	(143,949)	$(1,708,004)	84,471	$861,317
Class R4 shares
Sold	18,225	$221,446	41,813	$565,305
Distributions reinvested	2,869	35,331	53,890	629,169
Repurchased	(109,087)	(1,292,532)	(105,432)	(1,438,102)
Net decrease	(87,993)	$(1,035,755)	(9,729)	$(243,628)
Class R5 shares
Sold	108,323	$1,307,687	188,538	$2,552,529
Distributions reinvested	8,626	106,400	134,099	1,569,099
Repurchased	(321,307)	(3,899,462)	(191,058)	(2,570,820)
Net increase (decrease)	(204,358)	$(2,485,375)	131,579	$1,550,808
Class R6 shares
Sold	1,044,470	$12,613,481	4,298,080	$59,349,856
Distributions reinvested	76,275	933,188	1,084,730	12,587,018
Repurchased	(1,620,642)	(19,622,261)	(2,760,483)	(37,230,974)
Net increase (decrease)	(499,897)	$(6,075,592)	2,622,327	$34,705,900
Class 1 shares
Sold	2,879,614	$34,852,000	3,002,145	$39,809,991
Distributions reinvested	3,737,684	45,704,361	53,509,409	621,510,935
Repurchased	(27,407,680)	(330,513,597)	(63,988,271)	(858,391,314)
Net decrease	(20,790,382)	$(249,957,236)	(7,476,717)	$(197,070,388)
Class 5 shares
Sold	173,802	$2,096,854	378,695	$5,295,968
Distributions reinvested	104,312	1,276,628	1,414,195	16,439,729
Repurchased	(394,678)	(4,759,284)	(1,078,516)	(14,406,397)
Net increase (decrease)	(116,564)	$(1,385,802)	714,374	$7,329,300
Total net decrease	(29,813,369)	$(359,542,875)	(3,843,501)	$(180,083,065)

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	41

Multimanager Lifestyle Moderate Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,596,973	$29,857,774	7,011,619	$88,828,542
Distributions reinvested	588,463	6,816,348	4,862,008	54,561,446
Repurchased	(5,560,000)	(63,849,676)	(13,179,879)	(164,143,879)
Net decrease	(2,374,564)	$(27,175,554)	(1,306,252)	$(20,753,891)
Class C shares
Sold	90,050	$1,039,795	452,954	$5,736,527
Distributions reinvested	21,209	247,315	274,490	3,087,018
Repurchased	(784,434)	(9,080,083)	(2,196,688)	(27,841,693)
Net decrease	(673,175)	$(7,792,973)	(1,469,244)	$(19,018,148)
Class I shares
Sold	364,090	$4,166,465	725,937	$9,145,984
Distributions reinvested	14,805	169,935	109,821	1,222,493
Repurchased	(474,081)	(5,400,040)	(567,137)	(6,854,751)
Net increase (decrease)	(95,186)	$(1,063,640)	268,621	$3,513,726
Class R2 shares
Sold	33,275	$380,751	63,075	$782,383
Distributions reinvested	6,495	74,920	54,550	609,061
Repurchased	(59,024)	(671,678)	(139,668)	(1,754,383)
Net decrease	(19,254)	$(216,007)	(22,043)	$(362,939)
Class R4 shares
Sold	4,932	$56,261	68,002	$824,186
Distributions reinvested	1,094	12,568	10,254	115,844
Repurchased	(8,105)	(91,898)	(197,435)	(2,397,779)
Net decrease	(2,079)	$(23,069)	(119,179)	$(1,457,749)
Class R5 shares
Sold	273,693	$3,128,224	577,675	$7,747,434
Distributions reinvested	12,996	149,340	77,913	869,105
Repurchased	(150,017)	(1,708,509)	(346,041)	(4,452,901)
Net increase	136,672	$1,569,055	309,547	$4,163,638
Class R6 shares
Sold	518,288	$5,880,521	1,125,568	$14,068,457
Distributions reinvested	30,553	350,220	211,874	2,351,929
Repurchased	(518,528)	(5,863,335)	(634,391)	(7,953,677)
Net increase	30,313	$367,406	703,051	$8,466,709
Class 1 shares
Sold	1,470,898	$16,747,005	2,222,413	$27,638,216
Distributions reinvested	1,595,942	18,333,844	11,637,224	129,877,218
Repurchased	(8,118,618)	(92,665,318)	(19,149,410)	(237,785,784)
Net decrease	(5,051,778)	$(57,584,469)	(5,289,773)	$(80,270,350)
Class 5 shares
Sold	75,350	$859,869	187,226	$2,387,873
Distributions reinvested	61,645	706,582	440,490	4,904,970
Repurchased	(276,347)	(3,132,562)	(662,514)	(8,141,171)
Net decrease	(139,352)	$(1,566,111)	(34,798)	$(848,328)
Total net decrease	(8,188,403)	$(93,485,362)	(6,960,070)	$(106,567,332)

42	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Conservative Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,653,147	$41,298,783	10,980,898	$133,553,461
Distributions reinvested	842,481	9,511,646	3,586,384	40,178,541
Repurchased	(6,813,092)	(76,929,147)	(19,041,962)	(228,390,841)
Net decrease	(2,317,464)	$(26,118,718)	(4,474,680)	$(54,658,839)
Class C shares
Sold	56,045	$633,311	256,474	$3,094,117
Distributions reinvested	28,252	319,089	166,427	1,863,718
Repurchased	(629,838)	(7,107,523)	(2,066,570)	(24,754,804)
Net decrease	(545,541)	$(6,155,123)	(1,643,669)	$(19,796,969)
Class I shares
Sold	230,461	$2,599,939	831,558	$10,128,695
Distributions reinvested	19,439	219,074	100,854	1,132,320
Repurchased	(543,137)	(6,126,477)	(1,230,600)	(14,384,787)
Net decrease	(293,237)	$(3,307,464)	(298,188)	$(3,123,772)
Class R2 shares
Sold	27,733	$312,207	64,008	$760,508
Distributions reinvested	8,195	92,354	33,529	374,652
Repurchased	(34,023)	(384,134)	(138,504)	(1,672,668)
Net increase (decrease)	1,905	$20,427	(40,967)	$(537,508)
Class R4 shares
Sold	1,777	$20,029	5,667	$67,531
Distributions reinvested	2,024	22,790	10,598	118,464
Repurchased	(43,044)	(477,194)	(24,218)	(289,970)
Net decrease	(39,243)	$(434,375)	(7,953)	$(103,975)
Class R5 shares
Sold	56,779	$635,985	93,568	$1,199,497
Distributions reinvested	3,112	35,059	13,533	151,328
Repurchased	(126,660)	(1,425,253)	(133,105)	(1,699,273)
Net decrease	(66,769)	$(754,209)	(26,004)	$(348,448)
Class R6 shares
Sold	668,468	$7,542,121	504,630	$6,165,106
Distributions reinvested	21,028	236,774	79,706	890,967
Repurchased	(205,759)	(2,316,051)	(621,555)	(7,568,180)
Net increase (decrease)	483,737	$5,462,844	(37,219)	$(512,107)
Class 1 shares
Sold	1,585,982	$17,877,574	3,249,103	$39,522,662
Distributions reinvested	1,658,687	18,676,818	6,638,493	74,288,376
Repurchased	(7,285,723)	(82,070,747)	(17,314,611)	(207,856,931)
Net decrease	(4,041,054)	$(45,516,355)	(7,427,015)	$(94,045,893)
Total net decrease	(6,817,666)	$(76,802,973)	(13,955,695)	$(173,127,511)
Affiliates of the Trust owned shares of the following classes of the portfolios on June 30, 2023. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	2%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class R6	1%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	43

Portfolio	Class	% by Class
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class R6	1%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2023:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$15,908,636	$116,209,566	$9,968,304	$262,791,790
Multimanager Lifestyle Growth Portfolio	129,096,071	294,070,053	110,874,857	712,521,257
Multimanager Lifestyle Balanced Portfolio	173,123,697	389,249,790	203,706,793	725,092,954
Multimanager Lifestyle Moderate Portfolio	52,337,490	139,116,074	62,313,873	224,641,180
Multimanager Lifestyle Conservative Portfolio	46,175,952	111,516,732	55,892,269	180,240,749
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2023, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF Global Thematic Opportunities Fund	24.1%
	JHF II Mid Value Fund	15.7%
	JHF II Small Cap Growth Fund	15.2%
	JHF Diversified Real Assets Fund	14.6%
	JHF II Health Sciences Fund	14.0%
	JHF II International Small Company Fund	13.9%
	JHF II Science & Technology Fund	13.3%
	JHF II Small Cap Value Fund	13.1%
	JHF II Equity Income Fund	13.0%
	JHF International Dynamic Growth Fund	12.5%
	JHF Mid Cap Growth Fund	11.7%
	JHF Emerging Markets Equity Fund	11.0%
	JHF II Global Equity Fund	7.1%
	JHF II Capital Appreciation Value Fund	7.0%
	JHF Disciplined Value International Fund	6.8%
	JHF Small Cap Core Fund	6.3%
	JHF Financial Industries Fund	6.3%
	JHF II International Strategic Equity Allocation Fund	6.1%
	JHF II Capital Appreciation Fund	5.8%
Multimanager Lifestyle Growth Portfolio
	JHF Global Thematic Opportunities Fund	51.8%
	JHF II Mid Value Fund	35.5%
	JHF II Health Sciences Fund	34.9%
	JHF II Fundamental Global Franchise Fund	34.1%
	JHF Diversified Real Assets Fund	33.1%
	JHF II Science & Technology Fund	33.0%
	JHF II Capital Appreciation Value Fund	30.4%
	JHF II International Small Company Fund	29.9%
	JHF II Equity Income Fund	29.8%
	JHF II Small Cap Growth Fund	29.1%
	JHF II Global Equity Fund	27.1%
	JHF II Small Cap Value Fund	26.7%
	JHF Mid Cap Growth Fund	25.9%
44	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	JHF International Dynamic Growth Fund	22.4%
	JHF Emerging Markets Equity Fund	20.3%
	JHF II Emerging Markets Debt Fund	18.3%
	JHF Financial Industries Fund	15.7%
	JHF Disciplined Value International Fund	14.9%
	JHF II Capital Appreciation Fund	14.8%
	JHF Small Cap Core Fund	14.7%
	JHF II International Strategic Equity Allocation Fund	13.6%
	JHF High Yield Fund	11.1%
	JHF Short Duration Bond Fund	10.9%
	JHF II Blue Chip Growth Fund	10.5%
	JHF II Floating Rate Income Fund	10.2%
	JHF Fundamental Large Cap Core Fund	8.3%
	JHF II Strategic Income Opportunities Fund	7.0%
	JHF II U.S. Sector Rotation Fund	6.1%
Multimanager Lifestyle Balanced Portfolio
	JHF II Multi-Asset High Income Fund	33.3%
	JHF II Emerging Markets Debt Fund	30.2%
	JHF II Capital Appreciation Value Fund	29.7%
	JHF II Science & Technology Fund	27.5%
	JHF II Global Equity Fund	27.2%
	JHF II Fundamental Global Franchise Fund	27.1%
	JHF Short Duration Bond Fund	26.7%
	JHF II Health Sciences Fund	25.2%
	JHF II Mid Value Fund	24.0%
	JHF Global Thematic Opportunities Fund	23.0%
	JHF Diversified Real Assets Fund	22.6%
	JHF High Yield Fund	20.5%
	JHF II Small Cap Value Fund	19.5%
	JHF II Floating Rate Income Fund	18.7%
	JHF II Small Cap Growth Fund	18.6%
	JHF II Equity Income Fund	17.8%
	JHF International Dynamic Growth Fund	16.8%
	JHF Mid Cap Growth Fund	16.4%
	JHF II Strategic Income Opportunities Fund	15.0%
	JHF II International Small Company Fund	14.7%
	JHF II Core Bond Fund	13.1%
	JHF Financial Industries Fund	12.5%
	JHF Emerging Markets Equity Fund	12.0%
	JHF Disciplined Value International Fund	11.4%
	JHF Small Cap Core Fund	9.6%
	JHF II International Strategic Equity Allocation Fund	8.4%
	JHF II Capital Appreciation Fund	8.0%
	JHF II Blue Chip Growth Fund	6.4%
	JHF II U.S. Sector Rotation Fund	6.2%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	29.4%
	JHF Short Duration Bond Fund	13.0%
	JHF II Core Bond Fund	12.9%
	JHF II Emerging Markets Debt Fund	12.9%
	JHF II Fundamental Global Franchise Fund	9.2%
	JHF High Yield Fund	9.1%
	JHF II Global Equity Fund	8.6%
	JHF II Capital Appreciation Value Fund	8.4%
	JHF II Floating Rate Income Fund	8.2%
	JHF II Strategic Income Opportunities Fund	5.2%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	45

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	JHF II Small Cap Growth Fund	5.0%
Multimanager Lifestyle Conservative Portfolio
	JHF II Multi-Asset High Income Fund	31.0%
	JHF II Core Bond Fund	15.6%
	JHF Short Duration Bond Fund	15.1%
	JHF II Emerging Markets Debt Fund	13.7%
	JHF High Yield Fund	9.4%
	JHF II Floating Rate Income Fund	8.6%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	3,758,247	$157,304,756	—	$(38,923,076)	$(7,413,940)	$56,687,649	—	—	$167,655,389
Capital Appreciation	6,635,626	74,895,541	$63,864	(14,305,383)	(6,036,706)	32,110,315	—	—	86,727,631
Capital Appreciation Value	9,261,247	80,972,442	—	(6,764,894)	(1,312,646)	10,085,872	—	—	82,980,774
Core Bond	3,758,711	40,817,494	2,866,519	(3,023,580)	(111,775)	534,057	$591,735	—	41,082,715
Disciplined Value	6,985,982	147,952,201	—	(1,719,846)	81,147	6,050,757	—	—	152,364,259
Disciplined Value International	12,071,818	162,544,225	9,953,034	(14,651,797)	1,158,815	18,210,012	—	—	177,214,289
Diversified Macro	2,509,908	21,394,386	1,516,508	(436,846)	(33,119)	775,718	—	—	23,216,647
Diversified Real Assets	13,853,485	140,639,110	13,055,396	—	—	1,464,528	—	—	155,159,034
Emerging Markets Debt	2,131,613	15,070,859	912,560	(549,255)	(157,876)	284,488	453,449	—	15,560,776
Emerging Markets Equity	19,764,683	187,267,184	487,417	(14,971,499)	(7,998,854)	14,283,784	—	—	179,068,032
Equity Income	12,506,058	227,402,120	2,146,601	—	—	3,439,149	2,146,601	—	232,987,870
Financial Industries	2,071,765	41,158,394	2,188,766	(11,661,519)	(1,485,482)	(1,858,419)	—	—	28,341,740
Fundamental Large Cap Core	3,686,155	216,767,308	—	(22,274,080)	(677,269)	42,503,438	—	—	236,319,397
Global Equity	3,690,482	42,996,608	—	(5,059,461)	(558,608)	5,357,246	—	—	42,735,785
Global Thematic Opportunities	5,342,808	63,368,102	—	(7,491,964)	(3,334)	7,439,471	—	—	63,312,275
Health Sciences	7,758,327	45,301,119	404,927	(8,324,566)	(204,507)	993,997	—	—	38,170,970
High Yield	2,638,914	7,484,171	369,351	(278,932)	(47,695)	231,512	241,041	—	7,758,407
International Dynamic Growth	6,432,016	36,341,103	24,782,274	(1,608,872)	(582,018)	6,995,672	—	—	65,928,159
International Growth	3,615,888	84,893,382	184,098	(4,190,654)	(1,672,965)	9,520,039	—	—	88,733,900
International Small Company	8,517,173	83,345,227	2,040,339	(5,285,359)	(135,568)	5,632,949	—	—	85,597,588
46	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	28,546,268	$228,495,631	$31,238,091	$(13,254,860)	$(1,130,455)	$22,701,054	—	—	$268,049,461
John Hancock Collateral Trust	105,689	1,046	8,637,548	(7,582,314)	64	—	$2,310	—	1,056,344
Mid Cap Growth	11,635,187	155,656,553	—	(12,083,859)	(10,994,350)	33,106,713	—	—	165,685,057
Mid Value	14,196,379	216,624,747	1,558,506	(7,526,294)	184,207	18,856,243	—	—	229,697,409
Multifactor Emerging Markets ETF	2,525,920	71,461,214	1,934,266	(15,324,684)	(1,134,096)	5,529,302	840,263	—	62,466,002
Science & Technology	15,046,488	16,246,636	8,080,346	(5,689,379)	(3,646,652)	9,384,359	—	—	24,375,310
Small Cap Core	7,879,284	101,689,937	7,390,462	(1,657,882)	(159,833)	12,029,679	—	—	119,292,363
Small Cap Growth	4,742,086	59,895,003	2,246,689	—	—	3,631,047	—	—	65,772,739
Small Cap Value	4,112,859	69,748,602	2,212,049	(3,233,499)	105,584	2,731,012	—	—	71,563,748
U.S. Sector Rotation	12,381,695	141,295,354	577,503	(42,499,750)	(6,933,549)	24,567,463	—	—	117,007,021
					$(50,901,480)	$353,279,106	$4,275,399	—	$3,095,881,091
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	8,367,770	$356,061,214	—	$(93,731,350)	$(13,169,908)	$124,126,281	—	—	$373,286,237
Bond	42,601,029	513,797,387	$65,508,285	(10,605,754)	(2,452,401)	5,884,302	$11,181,826	—	572,131,819
Capital Appreciation	16,787,813	191,069,036	1,395,554	(39,776,471)	(16,609,079)	83,337,670	—	—	219,416,710
Capital Appreciation Value	40,092,651	348,006,145	—	(26,828,192)	(5,461,068)	43,513,268	—	—	359,230,153
Disciplined Value	16,320,505	351,180,640	—	(9,748,488)	472,319	14,045,738	—	—	355,950,209
Disciplined Value International	26,420,572	367,541,745	6,749,735	(30,231,997)	2,338,811	41,455,705	—	—	387,853,999
Diversified Macro	4,610,857	37,627,565	3,708,105	—	—	1,314,758	—	—	42,650,428
Diversified Real Assets	31,289,580	349,112,901	4,782,241	(7,614,101)	18,797	4,143,457	—	—	350,443,295
Emerging Markets Debt	22,953,359	165,613,477	5,371,693	(4,820,086)	(1,575,814)	2,970,251	4,865,319	—	167,559,521
Emerging Markets Equity	36,546,909	340,843,164	1,787,786	(23,337,929)	(14,370,763)	26,192,738	—	—	331,114,996
Equity Income	28,670,520	526,061,080	4,950,608	(4,860,663)	157,842	7,822,924	4,950,608	—	534,131,791
Financial Industries	5,141,478	94,758,256	900,000	(17,818,700)	(2,248,377)	(5,255,758)	—	—	70,335,421
Floating Rate Income	12,845,285	118,901,985	4,889,006	(29,346,531)	(1,631,712)	4,554,510	4,889,006	—	97,367,258
Fundamental Global Franchise	8,645,457	100,756,105	—	(20,099,746)	(3,771,048)	21,499,989	—	—	98,385,300
Fundamental Large Cap Core	6,663,408	388,639,365	—	(36,788,260)	(2,004,999)	77,344,971	—	—	427,191,077
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	47

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	13,992,901	$164,007,690	—	$(20,344,603)	$(2,531,005)	$20,905,716	—	—	$162,037,798
Global Thematic Opportunities	11,461,308	137,567,761	—	(17,721,911)	1,207,279	14,763,368	—	—	135,816,497
Health Sciences	19,337,733	105,134,082	—	(11,851,364)	(292,277)	2,151,206	—	—	95,141,647
High Yield	43,167,959	132,531,943	$4,291,644	(13,068,833)	(2,037,877)	5,196,922	$4,291,645	—	126,913,799
International Dynamic Growth	11,500,120	83,905,294	27,900,919	(7,215,214)	(4,092,968)	17,378,202	—	—	117,876,233
International Growth	7,257,522	174,729,146	416,521	(13,101,719)	(5,215,952)	21,271,589	—	—	178,099,585
International Small Company	18,359,660	182,491,027	2,680,962	(12,623,319)	142,892	11,823,024	—	—	184,514,586
International Strategic Equity Allocation	64,141,249	522,577,911	67,060,876	(36,485,828)	(3,348,462)	52,481,828	—	—	602,286,325
John Hancock Collateral Trust	157,042	1,069	32,729,595	(31,161,296)	237	—	7,433	—	1,569,605
Mid Cap Growth	25,777,568	350,269,459	—	(32,669,670)	(27,056,844)	76,529,617	—	—	367,072,562
Mid Value	32,149,424	492,171,229	4,870,583	(20,303,299)	635,791	42,803,378	—	—	520,177,682
Multifactor Emerging Markets ETF	7,798,895	194,935,001	1,639,294	(16,260,789)	(2,765,481)	15,318,648	2,622,765	—	192,866,673
Science & Technology	37,367,998	44,678,030	16,074,587	(15,979,478)	(12,693,580)	28,456,597	—	—	60,536,156
Short Duration Bond	12,801,021	93,422,988	26,712,439	(2,230,140)	6,206	(526,130)	2,292,377	—	117,385,363
Small Cap Core	18,293,296	239,032,987	18,851,541	(9,055,596)	(717,950)	28,849,524	—	—	276,960,506
Small Cap Growth	9,066,610	115,435,669	3,311,325	—	—	7,006,888	—	—	125,753,882
Small Cap Value	8,356,770	143,111,733	4,547,996	(8,164,105)	383,652	5,528,518	—	—	145,407,794
Strategic Income Opportunities	24,328,188	251,643,532	4,372,966	(22,063,920)	(1,000,736)	5,221,116	4,372,966	—	238,172,958
U.S. Sector Rotation	28,714,022	317,627,755	11,295,389	(97,773,203)	(16,273,386)	56,470,954	—	—	271,347,509
					$(135,957,861)	$864,581,769	$39,473,945	—	$8,306,985,374
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	5,130,194	$221,386,374	—	$(60,679,245)	$3,813,286	$64,337,556	—	—	$228,857,971
Bond	53,503,643	686,575,904	$42,026,256	(15,181,897)	(3,144,644)	8,278,312	$14,332,111	—	718,553,931
Capital Appreciation	9,087,924	105,340,262	—	(22,831,219)	(9,544,377)	45,814,504	—	—	118,779,170
Capital Appreciation Value	39,229,679	363,814,911	—	(51,761,790)	(8,990,618)	48,435,420	—	—	351,497,923
Core Bond	21,618,562	152,396,860	85,715,907	(2,425,329)	(295,253)	898,702	2,824,970	—	236,290,887
Disciplined Value	9,816,063	213,938,834	—	(8,700,011)	445,779	8,403,740	—	—	214,088,342
48	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	20,111,856	$282,597,247	$4,071,434	$(25,027,642)	$1,839,332	$31,761,672	—	—	$295,242,043
Diversified Macro	6,390,130	54,807,887	4,306,146	(1,999,089)	(68,525)	2,062,287	—	—	59,108,706
Diversified Real Assets	21,363,657	243,243,972	681,428	(7,778,564)	312,273	2,813,851	—	—	239,272,960
Emerging Markets Debt	37,939,768	274,231,108	8,240,032	(7,812,515)	(2,563,365)	4,865,049	$8,111,432	—	276,960,309
Emerging Markets Equity	21,541,396	194,723,750	6,239,257	(12,623,925)	(7,364,581)	14,190,550	—	—	195,165,051
Equity Income	17,102,527	317,532,823	2,948,319	(6,805,563)	326,761	4,617,731	2,948,319	—	318,620,071
Financial Industries	4,089,944	69,326,236	—	(7,984,767)	(935,150)	(4,455,884)	—	—	55,950,435
Floating Rate Income	23,542,210	229,552,338	9,232,303	(65,848,973)	(5,400,191)	10,914,474	9,232,303	—	178,449,951
Fundamental Global Franchise	6,883,464	93,182,570	—	(31,027,579)	1,379,084	14,799,748	—	—	78,333,823
Fundamental Large Cap Core	3,759,086	231,456,908	—	(34,293,631)	(797,699)	44,629,432	—	—	240,995,010
Global Equity	14,049,510	177,827,287	—	(34,800,827)	(2,629,330)	22,296,194	—	—	162,693,324
Global Shareholder Yield	3,780,497	39,244,413	646,847	(1,599,616)	52,474	1,691,348	646,846	—	40,035,466
Global Thematic Opportunities	5,084,961	65,748,055	—	(12,856,192)	962,670	6,402,254	—	—	60,256,787
Health Sciences	13,953,774	78,495,319	—	(11,214,636)	(205,655)	1,577,538	—	—	68,652,566
High Yield	80,016,481	245,129,064	7,852,603	(23,678,699)	(3,577,405)	9,522,891	7,852,602	—	235,248,454
International Dynamic Growth	8,643,540	61,767,637	22,884,297	(5,914,765)	(1,740,466)	11,599,585	—	—	88,596,288
International Growth	5,673,876	137,691,499	8,549	(11,033,529)	(4,477,429)	17,047,817	—	—	139,236,907
International Small Company	9,041,584	90,871,374	681,961	(6,553,879)	661,900	5,206,562	—	—	90,867,918
International Strategic Equity Allocation	39,752,148	321,471,482	47,677,211	(26,381,386)	(1,817,654)	32,323,021	—	—	373,272,674
John Hancock Collateral Trust	52,482	1,043	28,505,063	(27,981,836)	275	—	8,973	—	524,545
Mid Cap Growth	16,313,904	223,064,701	1,414,280	(23,639,423)	(18,194,632)	49,665,073	—	—	232,309,999
Mid Value	21,736,140	332,139,346	11,934,088	(22,316,199)	1,642,147	28,291,363	—	—	351,690,745
Multi-Asset High Income	4,416,244	39,368,309	1,048,602	(809,128)	(87,261)	(39,299)	1,048,601	—	39,481,223
Multifactor Emerging Markets ETF	5,150,005	122,181,199	781,293	(3,734,039)	(507,302)	8,638,473	1,739,176	—	127,359,624
Science & Technology	31,064,075	37,973,188	9,609,165	(11,545,246)	(14,048,916)	28,335,610	—	—	50,323,801
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	49

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	31,307,114	$239,035,224	$55,441,612	$(6,153,705)	$(575,179)	$(661,713)	$5,760,372	—	$287,086,239
Small Cap Core	11,871,993	154,221,569	14,008,385	(6,601,378)	(550,731)	18,664,133	—	—	179,741,978
Small Cap Growth	5,796,003	75,190,430	1,034,625	(354,109)	(151,357)	4,670,976	—	—	80,390,565
Small Cap Value	6,105,504	105,463,236	4,973,976	(8,656,360)	603,680	3,851,230	—	—	106,235,762
Strategic Income Opportunities	51,909,617	545,196,359	9,469,580	(55,573,288)	(3,725,207)	12,827,710	9,469,581	—	508,195,154
U.S. Sector Rotation	29,504,783	293,214,269	36,321,630	(88,894,806)	(14,204,310)	52,383,419	—	—	278,820,202
					$(93,557,576)	$616,661,329	$63,975,286	—	$7,307,186,804
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	850,983	$37,472,692	$417,788	$(11,355,711)	$172,139	$11,255,456	—	—	$37,962,364
Bond	22,010,887	290,643,700	12,976,215	(10,242,144)	(1,858,990)	4,087,437	$6,016,901	—	295,606,218
Capital Appreciation	1,543,049	18,574,874	187,483	(4,879,688)	(1,556,405)	7,841,388	—	—	20,167,652
Capital Appreciation Value	11,145,826	104,610,728	—	(16,047,595)	(2,684,761)	13,988,229	—	—	99,866,601
Core Bond	21,439,629	205,050,538	34,195,187	(6,540,187)	(938,846)	2,568,449	3,223,125	—	234,335,141
Disciplined Value	1,981,745	43,004,710	578,289	(2,161,642)	100,845	1,699,650	—	—	43,221,852
Disciplined Value International	3,731,065	49,298,229	3,827,435	(4,471,547)	339,801	5,778,115	—	—	54,772,033
Diversified Macro	2,522,259	22,468,840	1,388,080	(1,347,823)	(97,988)	919,786	—	—	23,330,895
Diversified Real Assets	4,140,692	47,241,868	1,140,742	(2,672,921)	129,444	536,620	—	—	46,375,753
Emerging Markets Debt	16,164,318	117,968,934	4,073,179	(5,018,581)	(1,606,517)	2,582,504	3,501,488	—	117,999,519
Emerging Markets Equity	2,549,593	23,333,697	859,546	(1,916,080)	(1,044,250)	1,866,403	—	—	23,099,316
Equity Income	3,349,300	62,190,996	1,360,212	(2,187,666)	109,994	923,921	575,984	—	62,397,457
Floating Rate Income	10,390,915	102,552,807	4,103,545	(30,355,353)	(3,191,638)	5,653,775	4,103,544	—	78,763,136
Fundamental Global Franchise	2,325,652	26,936,868	42,075	(5,329,873)	209,397	4,607,451	—	—	26,465,918
Fundamental Large Cap Core	726,652	47,205,057	96,053	(9,433,218)	(584,894)	9,302,635	—	—	46,585,633
Global Equity	4,428,130	52,273,536	—	(6,836,966)	(2,138,964)	7,980,137	—	—	51,277,743
Global Shareholder Yield	1,669,769	28,589,270	464,763	(12,545,341)	3,205,915	(2,031,751)	464,763	—	17,682,856
High Yield	35,430,530	109,779,348	4,037,696	(12,314,279)	(2,032,352)	4,695,347	3,492,805	—	104,165,760
Infrastructure	896,895	11,583,742	255,188	(346,525)	79,684	(55,955)	149,799	—	11,516,134
International Growth	1,921,916	41,463,169	5,298,515	(3,463,664)	(2,405,935)	6,271,730	—	—	47,163,815
International Small Company	1,961,160	19,998,611	217,326	(1,804,365)	69,287	1,228,801	—	—	19,709,660
50	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	8,789,291	$73,013,091	$10,453,644	$(7,798,480)	$(505,069)	$7,368,259	—	—	$82,531,445
John Hancock Collateral Trust	19,318	1,118	3,559,478	(3,367,526)	14	—	$1,049	—	193,084
Mid Cap Growth	3,486,485	48,156,237	1,011,899	(6,298,947)	(4,003,370)	10,781,727	—	—	49,647,546
Mid Value	3,782,569	57,723,264	3,149,794	(4,947,651)	398,194	4,878,360	—	—	61,201,961
Multi-Asset High Income	3,907,090	35,048,409	967,144	(984,484)	(96,312)	(5,375)	928,944	—	34,929,382
Multifactor Emerging Markets ETF	989,418	23,786,609	287,424	(1,195,278)	(143,189)	1,732,741	332,780	—	24,468,307
Short Duration Bond	15,230,440	119,687,378	24,484,100	(3,914,023)	(365,523)	(228,802)	2,858,988	—	139,663,130
Small Cap Core	873,526	10,181,430	2,547,821	(792,495)	(61,839)	1,350,267	—	—	13,225,184
Small Cap Growth	1,564,305	20,407,569	759,654	(725,455)	(300,574)	1,555,714	—	—	21,696,908
Small Cap Value	1,331,380	23,039,614	1,746,794	(2,643,041)	202,894	819,752	—	—	23,166,013
Strategic Income Opportunities	18,072,680	192,445,781	3,323,224	(22,052,840)	(1,425,335)	4,640,708	3,315,289	—	176,931,538
U.S. Sector Rotation	5,480,167	52,378,150	14,865,259	(22,017,318)	(2,853,601)	9,415,090	—	—	51,787,580
					$(24,878,744)	$134,008,569	$28,965,459	—	$2,141,907,534
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	300,850	$13,652,802	$300,917	$(4,629,902)	$(804,638)	$4,901,737	—	—	$13,420,916
Bond	25,288,244	342,220,082	11,417,844	(16,724,492)	(2,791,614)	5,499,295	$7,057,676	—	339,621,115
Capital Appreciation Value	4,223,799	42,723,847	—	(9,475,780)	(1,128,885)	5,726,055	—	—	37,845,237
Core Bond	25,862,510	262,610,675	27,052,294	(9,271,718)	(1,351,514)	3,637,495	3,998,938	—	282,677,232
Disciplined Value	449,487	9,963,076	570,103	(1,155,443)	38,312	387,258	—	—	9,803,306
Disciplined Value International	1,324,910	18,491,722	1,211,489	(2,549,367)	67,762	2,228,077	—	—	19,449,683
Emerging Markets Debt	17,199,162	127,239,857	3,783,328	(6,497,523)	(1,990,712)	3,018,935	3,782,790	—	125,553,885
Emerging Markets Equity	2,034,322	18,862,064	1,032,836	(2,126,633)	(1,281,839)	1,944,532	—	—	18,430,960
Equity Income	823,012	15,540,287	1,124,729	(1,605,877)	45,512	228,070	143,770	—	15,332,721
Floating Rate Income	10,903,770	110,512,468	4,542,928	(35,030,482)	(3,643,263)	6,268,928	4,391,946	—	82,650,579
Fundamental Global Franchise	892,232	13,252,276	130,469	(5,583,008)	439,305	1,914,558	—	—	10,153,600
Fundamental Large Cap Core	143,778	9,061,605	199,874	(1,743,516)	104,386	1,595,274	—	—	9,217,623
Global Equity	1,506,540	20,874,904	91,491	(5,833,819)	(179,598)	2,492,753	—	—	17,445,731
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Shareholder Yield	1,133,117	$12,043,338	$235,955	$(819,589)	$37,452	$502,553	$194,088	—	$11,999,709
High Yield	36,717,970	116,702,698	3,969,278	(15,549,739)	(2,472,858)	5,301,453	3,703,197	—	107,950,832
Infrastructure	2,497,567	32,116,661	1,743,724	(1,883,041)	225,721	(134,303)	422,540	—	32,068,762
International Growth	645,176	16,090,516	302,025	(2,037,255)	(1,347,937)	2,825,267	—	—	15,832,616
International Strategic Equity Allocation	5,100,332	44,645,423	5,093,595	(5,979,675)	(296,879)	4,429,656	—	—	47,892,120
John Hancock Collateral Trust	2,720	1,216,831	604,339	(1,794,038)	(3)	59	1,009	—	27,188
Mid Cap Growth	1,433,327	20,031,920	1,431,436	(3,891,525)	(1,328,377)	4,167,129	—	—	20,410,583
Mid Value	1,527,205	23,078,030	2,480,394	(2,977,744)	(20,059)	2,149,550	—	—	24,710,171
Multi-Asset High Income	4,110,405	37,114,232	1,124,574	(1,381,096)	(145,073)	34,386	987,331	—	36,747,023
Short Duration Bond	17,673,011	142,110,128	26,781,776	(6,150,794)	(571,617)	(107,984)	3,374,651	—	162,061,509
Small Cap Growth	1,251,281	17,185,036	2,109,276	(3,040,958)	(1,494,571)	2,596,489	—	—	17,355,272
Small Cap Value	1,050,930	18,516,853	2,095,521	(3,155,296)	(808,740)	1,637,848	—	—	18,286,186
Strategic Income Opportunities	16,790,565	181,346,756	3,130,481	(23,143,438)	(1,158,278)	4,204,113	3,130,481	—	164,379,634
U.S. Sector Rotation	2,780,288	21,740,057	9,560,395	(8,003,039)	(851,663)	3,827,970	—	—	26,273,720
					$(22,709,668)	$71,277,153	$31,188,417	—	$1,667,597,913
52	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees
This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26-29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30 – June 1, 2023, The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the"1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26-29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor (with respect to each of the Funds in this report).
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed each Fund’s performance and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the longer-term with certain exceptions noted in Appendix A.  In such cases, the Board considered the steps the Advisor has taken or plans to take to address performance and concluded that such performance is being monitored or reasonably addressed.
Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios and that the Advisor made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
54	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor that is affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the Funds’ Subadvisors are affiliates of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fees for the Funds are paid by the Advisor;
(j)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor, which are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each other of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and
(3)the subadvisory fee for each Fund and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.
Nature, Extent and Quality of Services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s
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investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Funds which is consistent with the Fund’s investment objectives, the selection of investment securities and underlying funds and the placement of orders for the purchase and sale of such securities and underlying funds, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of each Fund managed by the Subadvisor has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the long term with certain exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)subadvisory fees are paid by the Adviser and not the Funds and the advisory fees for each Fund contains breakpoints that permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios and that the Advisor made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
56	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

APPENDIX A

Portfolio (subadviser)	Performance as of 12.31.2022	Fees and expenses	Comments
Multimanager Lifestyle Aggressive Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are equal to the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Fund’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Fund’s net management fees are equal to the peer group median and the net total expenses are lower than the peer group median.
Multimanager Lifestyle Balanced Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one-, three-, five-, and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are equal to the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance for the one-, three-, ﬁve- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s plans for the Fund.
The Board noted the Fund outperformed its Morningstar peer group for the year-to-date period ended May 31, 2023.
The Board noted the Fund’s net management fees are equal to the peer group median and the net total expenses are lower than the peer group median.
Multimanager Lifestyle Conservative Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Fund outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the five-and ten-year periods.
The Board noted the Fund’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	57

Portfolio (subadviser)	Performance as of 12.31.2022	Fees and expenses	Comments
Multimanager Lifestyle Growth Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one- and five-year periods and outperformed the peer group median for the three-and ten-year periods.	Subadviser fee comparative data not provided due to the limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are equal to the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, ﬁve- and ten-year periods and to the peer group median for the one- and five-year periods including the impact of past and current market conditions on the Fund’s strategy and management’s plans for the Fund.
The Board noted the Fund’s favorable performance relative to the peer group median for the three- and ten-year periods.
The Board noted the Fund’s net management fees are equal to the peer group median and the net total expenses are lower than the peer group median.
Multimanager Lifestyle Moderate Portfolio (Manulife Investment Management (US))	Benchmark Index - The Fund outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five and ten-year periods.	Subadviser fee comparative data not provided due to the limited size of Broadridge peer group for this purpose..
Net management fees for this Fund are equal to the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the ﬁve- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Fund’s favorable performance relative to the benchmark index for one- and three-year periods and to the peer group median for the three-, ﬁve- and ten-year periods.
The Board noted the Fund’s management fees are equal to the peer group median and the net total expenses are lower than the peer group median.

58	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Multimanager Lifestyle Aggressive Portfolio, John Hancock Multimanager Lifestyle Growth Portfolio, John Hancock Multimanager Lifestyle Balanced Portfolio, John Hancock Multimanager Lifestyle Moderate Portfolio, John Hancock Multimanager Lifestyle Conservative Portfolio, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Portfolios’ subadvisor(s), Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	59

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Geoffrey Kelley, CFA1
David Kobuszewski, CFA1
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
1 Effective January 1, 2023, Geoffrey Kelley and David Kobuszewski were added as portfolio managers of the funds.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with  the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
60	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2987675	LSSA 6/23
8/2023

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT

INVESTMENT COMPANIES.:

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a- 2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

By:	/s/ Kristie M. Feinberg
_______________________________
Kristie M. Feinberg
President
Date: August 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
________________________________
Kristie M. Feinberg
President
Date: August 2, 2023
By:	/s/ Charles A. Rizzo
_________________________________
Charles A. Rizzo
Chief Financial Officer
Date: August 2, 2023